                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-4260

                   RIVERSOURCE GOVERNMENT INCOME SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 5/31

Date of reporting period: 5/31

Annual Report
and Prospectus

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R)
SHORT DURATION U.S. GOVERNMENT FUND

ANNUAL REPORT FOR
THE PERIOD ENDED
MAY 31, 2007
(Prospectus also enclosed)


RIVERSOURCE SHORT DURATION U.S.
GOVERNMENT FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH A HIGH LEVEL OF
CURRENT INCOME AND SAFETY OF
PRINCIPAL CONSISTENT WITH
INVESTMENT IN U.S. GOVERNMENT AND
GOVERNMENT AGENCY SECURITIES.

This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.

TABLE OF CONTENTS

Fund Snapshot.......................      3

Performance Summary.................      5

Questions & Answers
   with Portfolio Management........      7

The Fund's Long-term Performance ...     10

Fund Expenses Example...............     12

Investments in Securities...........     14

Financial Statements................     21

Notes to Financial Statements.......     25

Report of Independent Registered
   Public Accounting Firm...........     46

Federal Income Tax Information......     47

Board Members and Officers..........     51

Approval of Investment Management
   Services Agreement...............     55

Proxy Voting........................     57

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.

--------------------------------------------------------------------------------

 2 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT

FUND SNAPSHOT AT MAY 31, 2007

FUND OBJECTIVE

RiverSource Short Duration U.S. Government Fund seeks to provide shareholders with a high level of current income and safety of principal consistent with investment in U.S. government and government agency securities.
SECTOR BREAKDOWN

Percentage of bond and cash & cash equivalents portfolio assets

                                  (PIE CHART)

Commercial Mortgage-Backed                                      1.7%
Asset-Backed                                                    1.9%
Cash & Cash Equivalents(2)                                     14.8%
U.S. Government Obligations & Agencies                         27.6%
Mortgage-Backed(1)                                             54.0%

(1) Of the 54.0%, 4.1% is due to forward commitment mortgage-backed securities activity. Short-term securities are held as collateral for these commitments.
(2) Of the 14.8%, 4.0% is due to security lending activity and 10.8% is the Fund's cash equivalent position.
QUALITY BREAKDOWN

Percentage of bond portfolio assets

                                  (PIE CHART)

AAA bonds                                                      100.0%

Bond ratings apply to underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating.

Shares of the RiverSource Short Duration U.S. Government Fund are not insured or guaranteed by the U.S. government.

There are risks associated with an investment in a bond fund, including the impact of interest rates and credit. These and other risk considerations are discussed in the fund's prospectus. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities.

--------------------------------------------------------------------------------

        RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT  3

FUND SNAPSHOT AT MAY 31, 2007

STYLE MATRIX


        DURATION
SHORT    INT.     LONG
X                          HIGH
                           MEDIUM        QUALITY
                           LOW

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO MANAGERS*

                             YEARS IN INDUSTRY
Jamie Jackson, CFA                  19
Scott Kirby                         28

* The Fund is managed by teams of investment professionals led by Jamie Jackson and Scott Kirby.

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                     IFINX          08/19/85
Class B                     ISHOX          03/20/95
Class C                     AXFCX          06/26/00
Class I                     AGMIX          03/04/04
Class R4(1)                 IDFYX          03/20/95
Class W                     RSDWX          12/01/06
(1) Effective Dec. 11, 2006, Class Y was renamed Class
    R4.
Total net assets                        $798.8 million
Number of holdings                              159
Weighted average life(2)                  3.3 years
Effective duration(3)                     2.1 years
Weighted average bond rating(4)                 AAA

(2) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(3) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(4) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

--------------------------------------------------------------------------------

 4 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                        For the year ended May 31, 2007

                                  (BAR CHART)

RiverSource Short Duration U.S. Government Fund
  Class A (excluding sales charge)                     +5.12%

Lehman Brothers 1-3 Year Government Index
  (unmanaged)                                          +4.98%

Lipper Short U.S. Government Funds Index               +4.70%

(see "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                  TOTAL                   NET EXPENSES(A)
Class A                                           1.03%                        0.89%
Class B                                           1.79%                        1.65%
Class C                                           1.80%                        1.65%
Class I                                           0.59%                        0.51%
Class R4(b)                                       0.89%                        0.76%
Class W(b)                                        1.01%                        0.96%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until May 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.89% for Class A, 1.65% for Class B, 1.65% for Class C, 0.51% for Class I, 0.76% for Class R4 and 0.96% for Class W.
(b) Effective Dec. 11, 2006, Class Y was renamed Class R4. Inception date for Class W was Dec. 1, 2006.

--------------------------------------------------------------------------------

        RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT  5

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT MAY 31, 2007
                                                                               SINCE
WITHOUT SALES CHARGE                 1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
 Class A (inception 8/19/85)         +5.12%   +2.67%    +2.52%     +4.04%     +6.12%
 Class B (inception 3/20/95)         +4.34%   +1.90%    +1.75%     +3.26%     +3.93%
 Class C (inception 6/26/00)         +4.34%   +1.90%    +1.75%       N/A      +3.12%
 Class I (inception 3/4/04)          +5.50%   +3.02%      N/A        N/A      +2.52%
 Class R4** (inception 3/20/95)      +5.31%   +2.85%    +2.70%     +4.19%     +4.88%
 Class W (inception 12/1/06)           N/A      N/A       N/A        N/A      +1.42%*

WITH SALES CHARGE
 Class A (inception 8/19/85)         +0.14%   +1.02%    +1.52%     +3.53%     +5.89%
 Class B (inception 3/20/95)         -0.66%   +0.63%    +1.39%     +3.26%     +3.93%
 Class C (inception 6/26/00)         +3.34%   +1.90%    +1.75%       N/A      +3.12%

AT JUNE 30, 2007
                                                                               SINCE
WITHOUT SALES CHARGE                 1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
 Class A (inception 8/19/85)         +5.17%   +2.71%    +2.44%     +3.97%     +6.11%
 Class B (inception 3/20/95)         +4.38%   +1.94%    +1.68%     +3.19%     +3.91%
 Class C (inception 6/26/00)         +4.38%   +1.94%    +1.68%       N/A      +3.10%
 Class I (inception 3/4/04)          +5.54%   +3.06%      N/A        N/A      +2.50%
 Class R4** (inception 3/20/95)      +5.12%   +2.89%    +2.62%     +4.12%     +4.86%
 Class W (inception 12/1/06)           N/A      N/A       N/A        N/A      +1.54%*

WITH SALES CHARGE
 Class A (inception 8/19/85)         +0.17%   +1.05%    +1.45%     +3.46%     +5.87%
 Class B (inception 3/20/95)         -0.62%   +0.67%    +1.31%     +3.19%     +3.91%
 Class C (inception 6/26/00)         +3.38%   +1.94%    +1.68%       N/A      +3.10%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R4 and Class W shares. Class I and Class R4 are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

  * Not annualized.
 ** Effective Dec. 11, 2006, Class Y was renamed Class R4.

--------------------------------------------------------------------------------

 6 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, Portfolio Managers Jamie Jackson and Scott Kirby discuss the Fund's results and positioning for the 12 months ended May 31, 2007.

Q: How did RiverSource Short Duration U.S. Government Fund perform for the fiscal year?

A: RiverSource Short Duration U.S. Government Fund's Class A shares
   (excluding sales charge) rose 5.12% for the 12 months ended May 31, 2007. The Fund outperformed the Lehman Brothers 1-3 Year Government Index (Lehman Index), which gained 4.98%. The Fund also outperformed the Lipper Short U.S. Government Funds Index, representing the Fund's peer group, which advanced 4.70% during the same time frame.

   THE PRIMARY CONTRIBUTOR TO THE FUND'S OUTPERFORMANCE WAS ITS SIZABLE EXPOSURE TO MORTGAGE-BACKED SECURITIES, WHICH OUTPERFORMED U.S. TREASURIES DURING THE ANNUAL PERIOD.


Q: What factors most significantly affected the Fund's performance during the annual period?

A: For the annual period overall, interest rates moved modestly lower across the spectrum of maturities, or yield curve. The strong performance across fixed income markets was supported by solid, albeit moderating U.S. economic growth and reasonably well-contained inflation. With economic growth slowing throughout the period and the Federal Reserve Board (the Fed) adopting a wait-and-see policy, bond investors began to anticipate that the Fed would begin cutting interest rates to stimulate growth; however, interest rates generally fell during the annual period. In May of this year, investors began to realize en masse that inflation pressures were too high -- and prospects for economic growth just strong enough -- to keep the Fed from cutting rates. Indeed, some strategists began to wonder if maybe the Fed's next move would be a rate hike. This change in sentiment caused interest rates to rise somewhat at the end of the period.

   The primary contributor to the Fund's outperformance was its sizable exposure to mortgage-backed securities, which outperformed U.S. Treasuries during the annual period. Also, issue selection within mortgage-backed securities boosted results, particularly the Fund's emphasis on premium coupon securities. Higher coupon mortgage-backed securities outperformed lower coupon mortgage-backed securities for the period.

--------------------------------------------------------------------------------

        RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT  7

QUESTIONS & ANSWERS

   In addition, active management of duration positioning throughout the period contributed to the Fund's results. While there was not a notable change in duration stance from the start to the finish of the fiscal year, shifts made during the annual period as interest rates chugged unevenly downward proved beneficial. Duration is a measure of the Fund's sensitivity to changes in interest rates.

   There were no major detractors from the Fund's results during the period. To a modest degree, the Fund's exposure to Treasury Inflation Protected Securities, or TIPS, detracted, as TIPS underperformed nominal Treasury securities, or non-inflation protected Treasury securities, during the period. The TIPS in the Fund's portfolio matured in January 2007.

Q: What changes did you make to the Fund and how is it currently positioned?

A: Toward the end of the period, we became a bit less defensive, shifting from the conservative posture held throughout much of the fiscal year to a somewhat more aggressive strategy. We lengthened duration, primarily by increasing exposure to the longer end of the 1-3 year portion of the yield curve, as yields moved higher in the last weeks of the period and the yield curve became more positively sloped, meaning that longer-term yields grew higher than shorter-term yields. We also added TIPS back into the Fund's portfolio, based on attractive inflation rates.

   The portfolio turnover rate of 168% during the annual period can be attributed primarily to rolling-maturity mortgage securities, processing of prepayments and opportunistic changes we made in response to valuations or market developments.

   WE EXPECT THE FED TO KEEP SHORT-TERM INTEREST RATES ON HOLD THROUGH THE REMAINDER OF THE YEAR.


--------------------------------------------------------------------------------

 8 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT

QUESTIONS & ANSWERS

Q: What is the Fund's tactical view and strategy for the months ahead?

A: By the end of May, bond valuations had risen close to what we view as fair value. Interest rates, as indicated above, had risen steadily through the month, and the yield curve had steepened just a bit. Given this backdrop, we believe that we may see interest rates rise moderately during the next several months. We expect the Fed to keep short-term interest rates on hold through the remainder of the year.

   Based on this view, we intend to maintain the Fund's exposure to mortgage-backed securities. We may seek opportunities to add to the Fund's position in lower coupon and pass-through mortgage-backed securities. We also expect to continue adjusting duration tactically over the months ahead, lengthening and shortening the Fund's duration at opportune times. As always, our strategy is to provide added portfolio value with a moderate amount of risk. Quality issues and security selection remain a priority as we continue to seek attractive buying opportunities.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.

--------------------------------------------------------------------------------

        RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT  9

THE FUND'S LONG-TERM PERFORMANCE

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Short Duration U.S. Government Fund Class A shares (from 6/1/97 to 5/31/07) as compared to the performance of two widely cited performance indices, the Lehman Brothers 1-3 Year Government Index and the Lipper Short U.S. Government Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS

                                                                                          SINCE
Results at May 31, 2007                   1 YEAR     3 YEARS    5 YEARS    10 YEARS    INCEPTION(3)
RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND (INCLUDES SALES CHARGE)
 Class A Cumulative value of $10,000      $10,014    $10,309    $10,783    $14,150        $34,783
        Average annual total return         +0.14%     +1.02%     +1.52%     +3.53%         +5.89%
LEHMAN BROTHERS 1-3 YEAR GOVERNMENT INDEX(1)
        Cumulative value of $10,000       $10,498    $10,895    $11,587    $15,897        $37,453
        Average annual total return         +4.98%     +2.90%     +2.99%     +4.74%         +6.26%
LIPPER SHORT U.S. GOVERNMENT FUNDS INDEX(2)
        Cumulative value of $10,000       $10,470    $10,870    $11,380    $15,237             NA
        Average annual total return         +4.70%     +2.82%     +2.62%     +4.30%            NA

Results for other share classes can be found on page 6.

--------------------------------------------------------------------------------

 10 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE SHORT DURATION FUND LINE GRAPH)

                                               RIVERSOURCE SHORT DURATION
                                                  U.S. GOVERNMENT FUND      LEHMAN BROTHERS 1-3 YEAR        LIPPER SHORT U.S.
                                                CLASS A (INCLUDES SALES        GOVERNMENT INDEX(1)      GOVERNMENT FUNDS INDEX(2)
                                                   CHARGE) ($14,150)                ($15,897)                   ($15,237)
                                               --------------------------   ------------------------    -------------------------
'97                                                       9525                        10000                       10000
'98                                                      10301                        10697                       10664
'99                                                      10723                        11262                       11177
'00                                                      10722                        11716                       11589
'01                                                      11814                        12894                       12724
'02                                                      12496                        13719                       13391
'03                                                      13108                        14495                       14007
'04                                                      13077                        14590                       14016
'05                                                      13328                        14865                       14301
'06                                                      13461                        15143                       14553
'07                                                      14150                        15897                       15237

(1) The Lehman Brothers 1-3 Year Government Index, an unmanaged index, is made up of all publicly issued, non-convertible domestic debt of the U.S. government, or agency thereof, or any quasi-federal corporation. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of
     2.9 years are included. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Short U.S. Government Funds Index includes the 30 largest short U.S. government funds tracked by Lipper Inc. The index's returns include net reinvested dividends.
(3) Fund data is from Aug. 19, 1985. Lehman Brothers 1-3 Government Index data is from Sept. 1, 1985. The Fund began operating before the inception of the Lipper peer group.

--------------------------------------------------------------------------------

       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT  11

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended May 31, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

 12 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT

                              BEGINNING         ENDING         EXPENSES
                            ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                            DEC. 1, 2006     MAY 31, 2007    THE PERIOD(A)   EXPENSE RATIO
 Class A
   Actual(b)                   $1,000         $1,014.60         $ 4.47            .89%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,020.49         $ 4.48            .89%
 Class B
   Actual(b)                   $1,000         $1,010.80         $ 8.22(c)        1.64%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,016.75         $ 8.25(c)        1.64%
 Class C
   Actual(b)                   $1,000         $1,012.90         $ 8.23(c)        1.64%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,016.75         $ 8.25(c)        1.64%
 Class I
   Actual(b)                   $1,000         $1,018.50         $ 2.72(c)         .54%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,022.24         $ 2.72(c)         .54%
 Class R4
   Actual(b)                   $1,000         $1,015.50         $ 3.62(c)         .72%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,021.34         $ 3.63(c)         .72%
 Class W
   Actual(b)                   $1,000         $1,014.20         $ 4.77(c)         .95%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,020.19         $ 4.78(c)         .95%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended May 31, 2007: +1.46% for Class A, +1.08% for Class B, +1.29% for Class C, +1.85% for Class I, +1.55% for Class R4 and +1.42% for Class W.
(c) In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from an account-based fee to an asset-based fee, and adopting a plan administration services agreement. These changes were effective Dec. 11, 2006. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until May 31, 2008, unless sooner terminated at the discretion of the Fund's Board, such that net expenses, (excluding fees and expenses of acquired funds), will not exceed 1.65% for Class B; 1.65% for Class C; 0.51% for Class I; 0.76% for Class R4 and 0.96% for Class W. Any amounts waived will not be reimbursed by the Fund. This change was effective June 1, 2007. If these changes had been in place for the entire six month period ended May 31, 2007, the actual expenses paid would have been $8.27 for Class B, $8.28 for Class C, $2.57 for Class I, $3.82 for Class R4 and $4.82 for Class W, the hypothetical expenses paid would have been $8.30 for Class B, $8.30 for Class C, $2.57 for Class I, $3.83 for Class R4 and $4.84 for Class W.

--------------------------------------------------------------------------------

       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT  13

INVESTMENTS IN SECURITIES

MAY 31, 2007
(Percentages represent value of investments compared to net assets)

BONDS (92.8%)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (30.1%)
Federal Farm Credit Bank
  10-10-08                           4.25%       $6,015,000              $5,935,241
Federal Home Loan Bank
  10-19-07                           4.13        35,000,000              34,857,934
  02-08-08                           4.63        13,510,000              13,446,598
  02-13-08                           5.25        13,730,000              13,722,339
  11-21-08                           4.63         6,500,000               6,439,362
Federal Home Loan Mtge Corp
  08-17-07                           4.00        16,890,000              16,846,272
  11-02-07                           3.25        21,000,000              20,831,328
  06-15-08                           3.88         4,010,000               3,951,133
  10-15-08                           5.13        24,390,000              24,329,488
Federal Natl Mtge Assn
  10-15-08                           4.50        10,615,000              10,507,226
U.S. Treasury
  11-30-07                           4.25        14,901,000(b)           14,859,098
  02-15-08                           3.38        30,815,000(b,k)         30,461,121
  02-15-09                           4.50        10,000,000               9,923,440
  04-30-12                           4.50         2,110,000               2,077,196
  05-15-17                           4.50        16,770,000(b)           16,256,419
U.S. Treasury Inflation-Indexed Bond
  04-15-12                           2.00        16,591,552(n)           16,184,149
                                                                    ---------------
Total                                                                   240,628,344
-----------------------------------------------------------------------------------

ASSET-BACKED (2.0%)
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
  03-20-10                           5.43         3,250,000(d,m)          3,250,000
Countrywide Asset-Backed Certificates
 Series 2007-7 Cl 2A2
  10-25-37                           5.48         2,600,000(m)            2,597,807
Fannie Mae Grantor Trust
 Series 2005-T4 Cl A1C
  09-25-35                           5.47         6,376,698(m)            6,421,189
Residential Asset Securities
 Series 2007-KS3 Cl AI2
  04-25-37                           5.50         4,050,000(m)            4,056,642
                                                                    ---------------
Total                                                                    16,325,638
-----------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

COMMERCIAL MORTGAGE-BACKED (1.9%)(f)
Federal Home Loan Mtge Corp
 Multifamily Structured Pass-Through Ctfs
 Series K001 Cl A2
  04-25-16                           5.65%       $7,398,304              $7,435,013
Federal Natl Mtge Assn #360800
  01-01-09                           5.74         3,074,307               3,076,421
Federal Natl Mtge Assn #381990
  10-01-09                           7.11         4,153,575               4,292,323
                                                                    ---------------
Total                                                                    14,803,757
-----------------------------------------------------------------------------------

MORTGAGE-BACKED (58.9%)(f,o)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
  03-25-37                           6.20         2,292,000(j)            2,319,580
American Home Mtge Assets
 Collateralized Mtge Obligation
 Series 2007-2 Cl A2A
  03-25-47                           5.49         3,649,561(j)            3,645,601
American Home Mtge Investment Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl GA1C
  05-25-47                           5.51         4,630,500(j)            4,609,101
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
  01-25-37                           6.00         3,800,531               3,764,944
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
  04-25-35                           7.50         1,761,838               1,819,859
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
  03-25-36                           6.00         6,161,831               6,146,451
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
  06-25-35                           7.00         5,125,969(d)            5,313,104

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 14 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp
  06-01-37                           6.50%      $28,000,000(e)          $28,446,263
Federal Home Loan Mtge Corp #1G1067
  07-01-36                           5.69         6,464,356(j)            6,492,152
Federal Home Loan Mtge Corp #1G2496
  09-01-36                           6.20         2,766,398(j)            2,791,489
Federal Home Loan Mtge Corp #A18107
  01-01-34                           5.50         3,536,560               3,460,906
Federal Home Loan Mtge Corp #C00351
  07-01-24                           8.00           305,798                 324,170
Federal Home Loan Mtge Corp #C00385
  01-01-25                           9.00           457,819                 495,446
Federal Home Loan Mtge Corp #C80329
  08-01-25                           8.00            84,250                  88,879
Federal Home Loan Mtge Corp #E00398
  10-01-10                           7.00           446,014                 455,404
Federal Home Loan Mtge Corp #E81240
  06-01-15                           7.50         4,384,625               4,532,794
Federal Home Loan Mtge Corp #E90650
  07-01-12                           5.50           249,122                 247,574
Federal Home Loan Mtge Corp #E92454
  11-01-17                           5.00         3,486,294               3,409,980
Federal Home Loan Mtge Corp #G00363
  06-01-25                           8.00           379,992                 400,871
Federal Home Loan Mtge Corp #G00501
  05-01-26                           9.00           710,017                 768,080
Federal Home Loan Mtge Corp #G10669
  03-01-12                           7.50         2,075,928               2,146,074
Federal Home Loan Mtge Corp #G11243
  04-01-17                           6.50        15,728,437              16,150,219
Federal Home Loan Mtge Corp #G12100
  11-01-13                           5.00         4,039,355               3,958,001
Federal Home Loan Mtge Corp #M30074
  09-01-09                           6.50           118,372                 120,732
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 11 Cl B
  01-01-20                          20.00             7,744(h)                1,636
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 237 Cl IO
  05-15-36                           8.58         1,246,634(h)              323,336

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2564 Cl IX
  12-15-12                          20.00%       $2,574,002(h)              $31,612
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2590 Cl BI
  02-15-14                          20.00         3,688,038(h)              118,138
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2783 Cl MI
  03-15-25                          20.00         5,790,102(h)              279,819
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2471 Cl SI
  03-15-32                          11.83         1,606,653(g,h)            140,909
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2882 Cl XS
  11-15-19                           8.00         7,615,745(g,h)            532,463
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2617 Cl HD
  06-15-16                           7.00         8,085,210               8,306,578
Federal Natl Mtge Assn
  06-01-37                           6.00         6,000,000(e)            5,992,500
  06-01-37                           6.50         1,000,000(e)            1,015,625
Federal Natl Mtge Assn #124528
  10-01-07                           7.50            29,502                  29,605
Federal Natl Mtge Assn #125032
  11-01-21                           8.00           162,787                 171,677
Federal Natl Mtge Assn #190129
  11-01-23                           6.00         1,136,061               1,140,231
Federal Natl Mtge Assn #190353
  08-01-34                           5.00         7,268,819               6,934,204
Federal Natl Mtge Assn #190764
  09-01-07                           8.50                68                      68
Federal Natl Mtge Assn #190785
  05-01-09                           7.50           277,431                 278,400

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT  15

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #190988
  06-01-24                           9.00%         $300,508                $320,017
Federal Natl Mtge Assn #254384
  06-01-17                           7.00           423,303                 436,932
Federal Natl Mtge Assn #254454
  08-01-17                           7.00           751,010                 775,191
Federal Natl Mtge Assn #254723
  05-01-23                           5.50        10,236,702              10,077,271
Federal Natl Mtge Assn #254748
  04-01-13                           5.50         7,345,741               7,297,822
Federal Natl Mtge Assn #254757
  05-01-13                           5.00         9,907,614               9,783,211
Federal Natl Mtge Assn #254774
  05-01-13                           5.50         2,328,114               2,318,918
Federal Natl Mtge Assn #255501
  09-01-14                           6.00           987,993                 997,955
Federal Natl Mtge Assn #303885
  05-01-26                           7.50           524,626                 550,048
Federal Natl Mtge Assn #313007
  07-01-11                           7.50           301,432                 308,582
Federal Natl Mtge Assn #313428
  12-01-08                           7.50            66,766                  66,999
Federal Natl Mtge Assn #336512
  02-01-26                           6.00            65,183                  65,643
Federal Natl Mtge Assn #357485
  02-01-34                           5.50        14,715,823              14,408,846
Federal Natl Mtge Assn #407327
  01-01-14                           5.50           530,289                 528,303
Federal Natl Mtge Assn #456374
  12-01-13                           5.50           914,263                 910,838
Federal Natl Mtge Assn #508402
  08-01-14                           6.50           297,993                 305,231
Federal Natl Mtge Assn #545818
  07-01-17                           6.00        16,754,648              16,991,076
Federal Natl Mtge Assn #545864
  08-01-17                           5.50        13,256,981              13,219,821
Federal Natl Mtge Assn #545910
  08-01-17                           6.00         2,546,964               2,582,919
Federal Natl Mtge Assn #555063
  11-01-17                           5.50         9,607,750               9,574,215
Federal Natl Mtge Assn #555367
  03-01-33                           6.00        11,226,823              11,282,501
Federal Natl Mtge Assn #579485
  04-01-31                           6.50         2,467,945               2,546,799

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #593829
  12-01-28                           7.00%       $1,691,166              $1,761,328
Federal Natl Mtge Assn #601416
  11-01-31                           6.50         1,010,839               1,046,005
Federal Natl Mtge Assn #630993
  09-01-31                           7.50         2,612,436               2,738,467
Federal Natl Mtge Assn #648040
  06-01-32                           6.50         2,382,560               2,442,202
Federal Natl Mtge Assn #648349
  06-01-17                           6.00         8,350,926               8,468,812
Federal Natl Mtge Assn #651284
  07-01-17                           6.00         1,732,361               1,756,800
Federal Natl Mtge Assn #662866
  11-01-17                           6.00         1,261,118               1,282,015
Federal Natl Mtge Assn #665752
  09-01-32                           6.50         1,483,437               1,520,572
Federal Natl Mtge Assn #670782
  11-01-12                           5.00           494,174                 488,059
Federal Natl Mtge Assn #670830
  12-01-12                           5.00           657,283                 649,091
Federal Natl Mtge Assn #671415
  01-01-10                           5.00           361,740                 361,354
Federal Natl Mtge Assn #678940
  02-01-18                           5.50         2,529,893               2,521,341
Federal Natl Mtge Assn #686227
  02-01-18                           5.50         3,425,596               3,413,605
Federal Natl Mtge Assn #696837
  04-01-18                           5.50         3,583,331               3,569,405
Federal Natl Mtge Assn #704610
  06-01-33                           5.50        11,941,223              11,692,126
Federal Natl Mtge Assn #712602
  06-01-13                           5.00         1,352,716               1,335,727
Federal Natl Mtge Assn #722325
  07-01-33                           4.97         5,675,065(j)            5,592,209
Federal Natl Mtge Assn #722589
  08-01-33                           6.89           175,139(j)              176,304
Federal Natl Mtge Assn #725232
  03-01-34                           5.00        10,852,210              10,358,062
Federal Natl Mtge Assn #725425
  04-01-34                           5.50        10,359,574              10,143,753
Federal Natl Mtge Assn #725431
  08-01-15                           5.50        10,228,490              10,190,170
Federal Natl Mtge Assn #725737
  08-01-34                           4.54         4,160,489(j)            4,140,477

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 16 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #725773
  09-01-34                           5.50%       $8,799,556              $8,611,032
Federal Natl Mtge Assn #730632
  08-01-33                           4.12         2,208,297(j)            2,150,563
Federal Natl Mtge Assn #735212
  12-01-34                           5.00         6,446,166               6,149,422
Federal Natl Mtge Assn #739243
  09-01-33                           6.00         3,231,089               3,268,988
Federal Natl Mtge Assn #739331
  09-01-33                           6.00         1,708,968               1,715,695
Federal Natl Mtge Assn #743524
  11-01-33                           5.00         3,363,831               3,210,662
Federal Natl Mtge Assn #753508
  11-01-33                           5.00         3,638,235               3,472,571
Federal Natl Mtge Assn #791447
  10-01-34                           6.00         5,080,059               5,089,100
Federal Natl Mtge Assn #797046
  07-01-34                           5.50         3,488,414               3,413,677
Federal Natl Mtge Assn #799769
  11-01-34                           5.05         4,583,300(j)            4,547,963
Federal Natl Mtge Assn #801344
  10-01-34                           5.07         4,883,235(j)            4,855,255
Federal Natl Mtge Assn #815463
  02-01-35                           5.50         2,565,546               2,510,581
Federal Natl Mtge Assn #832641
  09-01-35                           6.00         7,171,613               7,168,731
Federal Natl Mtge Assn #845070
  12-01-35                           5.09         2,543,712(j)            2,527,501
Federal Natl Mtge Assn #849082
  01-01-36                           5.82         2,846,388(j)            2,859,419
Federal Natl Mtge Assn #849170
  01-01-36                           5.95         3,893,687(j)            3,920,935
Federal Natl Mtge Assn #878661
  02-01-36                           5.50         8,724,175               8,477,106
Federal Natl Mtge Assn #883267
  07-01-36                           6.50         4,738,279               4,869,985
Federal Natl Mtge Assn #886461
  08-01-36                           6.19         2,854,652(j)            2,889,907
Federal Natl Mtge Assn #887096
  07-01-36                           5.81         5,199,321(j)            5,223,381
Federal Natl Mtge Assn #887403
  07-01-36                           7.00         3,322,699               3,456,621
Federal Natl Mtge Assn #900197
  10-01-36                           5.94         3,211,380(j)            3,247,541

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #902818
  11-01-36                           5.94%       $2,747,616(j)           $2,775,669
Federal Natl Mtge Assn #919341
  05-01-37                           6.50         5,256,271(e)            5,339,080
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 163 Cl 2
  07-25-22                          20.00           669,479(h)              105,725
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-24 Cl PI
  12-25-12                          20.00         1,759,955(h)               17,629
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-26 Cl MI
  03-25-23                          10.96         1,950,702(h)              365,201
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
  12-25-31                          12.80         2,308,224(h)              394,290
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-81 Cl LI
  11-25-13                          20.00         6,096,141(h)              224,786
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 36 Cl 2
  08-01-18                          20.00             5,295(h)                1,032
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 367 Cl 2
  01-01-36                           8.78         3,104,426(h)              804,110
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 70 Cl 2
  01-15-20                          20.00           231,297(h)               44,821

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT  17

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only/Inverse Floater
Series 2002-18 Cl SE
  02-25-32                          12.80%       $3,424,897(g,h)           $312,053
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Principal Only
 Series G-15 Cl A
  06-25-21                           4.50            32,482(i)               28,099
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
  12-25-26                           8.00         2,342,824               2,455,311
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-94 Cl QB
  07-25-23                           5.50         9,050,224               9,019,983
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-W11 Cl A1
  06-25-33                           7.99           187,549(j)              189,179
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2004-60 Cl PA
  04-25-34                           5.50         3,764,805               3,754,258
Govt Natl Mtge Assn #615740
  08-15-13                           6.00           986,791                 999,031
Govt Natl Mtge Assn #781507
  09-15-14                           6.00         4,879,832               4,941,050
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-62 Cl IC
  03-20-29                          20.00         2,871,380(h)              147,294
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2006-32 Cl A
  01-16-30                           5.08         9,160,222               9,063,972
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 3A
  06-19-34                           6.07         1,809,611(j)            1,805,681

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-GPM6 Cl A1
  10-28-46                           6.25%         $688,577(d)             $685,995
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
  10-25-35                           5.00         6,271,666               5,959,588
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
  05-25-35                           5.50         4,854,478               4,711,878
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
  03-25-36                           5.11         3,925,803(j)            3,862,371
                                                                    ---------------
Total                                                                   469,846,219
-----------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $749,280,923)                                                   $741,603,958
-----------------------------------------------------------------------------------

MONEY MARKET FUND (1.7%)(c)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 13,286,846(l)          $13,286,846
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $13,286,846)                                                     $13,286,846
-----------------------------------------------------------------------------------

SHORT-TERM SECURITIES (14.4%)(c)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)

U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank Disc Nts
  06-01-07                           5.10%      $22,500,000             $22,496,812
  02-21-08                           5.36        30,000,000              29,983,980
  03-07-08                           5.12        24,000,000              23,975,712

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 18 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT

SHORT-TERM SECURITIES (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
U.S. GOVERNMENT AGENCIES (CONT.)
Federal Natl Mtge Assn Disc Nts
  06-07-07                           5.17%      $39,000,000             $38,960,869
-----------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $115,464,358)                                                   $115,417,373
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $878,032,127)(p)                                                $870,308,177
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At May 31, 2007, security was partially or fully on loan. See Note 6 to the financial statements.

(c) Cash collateral received from security lending activity is invested in an affiliated money market fund/short-term securities and represents 4.3% of net assets. See Note 6 to the financial statements. 11.8% of net assets is the Fund's cash equivalent position.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the value of these securities amounted to $9,249,099 or 1.2% of net assets.

(e) At May 31, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $41,097,130.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on May 31, 2007. At May 31, 2007, the value of inverse floaters represented 0.1% of net assets.

(h) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at May 31, 2007.

(i) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at May 31, 2007.

--------------------------------------------------------------------------------

       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT  19

(j) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2007.

(k) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

TYPE OF SECURITY                                                NOTIONAL AMOUNT
-------------------------------------------------------------------------------
PURCHASE CONTRACTS
U.S. Treasury Note, Sept. 2007, 2-year                           $124,200,000
U.S. Treasury Note, Sept. 2007, 5-year                              9,300,000
SALE CONTRACTS
U.S. Long Bond, June 2007, 20-year                                  3,300,000
U.S. Long Bond, Sept. 2007, 20-year                                   100,000
U.S. Treasury Note, June 2007, 10-year                             48,900,000
U.S. Treasury Note, Sept. 2007, 10-year                               100,000

(l)  Affiliated Money Market Fund -- See Note 7 to the financial statements.

(m) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2007.

(n) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(o) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at May 31, 2007:

                         PRINCIPAL        SETTLEMENT        PROCEEDS
SECURITY                   AMOUNT            DATE          RECEIVABLE         VALUE
--------------------------------------------------------------------------------------
Federal Natl Mtge
   Assn
  06-01-37 5.00%         $6,000,000        6-12-07         $5,793,750       $5,709,372

(p) At May 31, 2007, the cost of securities for federal income tax purposes was $880,842,402 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                             $1,921,885
Unrealized depreciation                                            (12,456,110)
------------------------------------------------------------------------------
Net unrealized depreciation                                       $(10,534,225)
------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 20 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2007

ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers* (identified cost $864,745,281)         $  857,021,331
   Affiliated money market fund (identified cost
      $13,286,846) (Note 7)                                         13,286,846
------------------------------------------------------------------------------
Total investments in securities (identified cost
   $878,032,127)                                                   870,308,177
Cash in bank on demand deposit                                         310,963
Capital shares receivable                                              143,099
Accrued interest receivable                                          4,793,623
Receivable for investment securities sold                           11,064,026
------------------------------------------------------------------------------
Total assets                                                       886,619,888
------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                      481,817
Capital shares payable                                                 161,849
Payable for investment securities purchased                          5,179,411
Payable for securities purchased on a forward-commitment
   basis (Note 1)                                                   41,097,130
Payable upon return of securities loaned (Note 6)                   34,476,250
Accrued investment management services fee                              10,517
Accrued distribution fee                                               179,503
Accrued transfer agency fee                                              2,400
Accrued administrative services fee                                      1,493
Accrued plan administration services fee                                   879
Other accrued expenses                                                 564,887
Forward sale commitments, at value (proceeds receivable
   $5,793,750) (Note 1)                                              5,709,372
------------------------------------------------------------------------------
Total liabilities                                                   87,865,508
------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $  798,754,380
==============================================================================

--------------------------------------------------------------------------------

       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT  21

MAY 31, 2007

REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                        $    1,687,230
Additional paid-in capital                                       1,028,950,067
Excess of distributions over net investment income                     (68,629)
Accumulated net realized gain (loss) (Note 9)                     (224,875,547)
Unrealized appreciation (depreciation) on investments (Note
   5)                                                               (6,938,741)
------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $  798,754,380
==============================================================================

Net assets applicable to outstanding
   shares:                                 Class A                           $  513,555,337
                                           Class B                           $  216,252,753
                                           Class C                           $   10,269,796
                                           Class I                           $   54,815,256
                                           Class R4                          $    3,856,258
                                           Class W                           $        4,980
Net asset value per share of outstanding
   capital stock:                          Class A shares     108,496,677    $         4.73
                                           Class B shares      45,676,904    $         4.73
                                           Class C shares       2,169,685    $         4.73
                                           Class I shares      11,563,982    $         4.74
                                           Class R4 shares        814,685    $         4.73
                                           Class W shares           1,053    $         4.73
-------------------------------------------------------------------------------------------
*Including securities on loan, at value
   (Note 6)                                                                  $   33,523,780
-------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 22 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT

STATEMENT OF OPERATIONS
YEAR ENDED MAY 31, 2007

INVESTMENT INCOME
Income:
Interest                                                        $44,366,403
Income distributions from affiliated money market fund (Note
   7)                                                               317,054
Fee income from securities lending (Note 6)                         118,643
---------------------------------------------------------------------------
Total income                                                     44,802,100
---------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                4,419,003
Distribution fee
   Class A                                                        1,466,190
   Class B                                                        2,610,675
   Class C                                                          119,778
   Class W                                                                6
Transfer agency fee
   Class A                                                        1,134,146
   Class B                                                          534,146
   Class C                                                           24,748
   Class R4                                                          16,370
   Class W                                                                5
Service fee -- Class R4                                               9,797
Administrative services fees and expenses                           623,283
Plan administration services fee -- Class R4                          5,891
Compensation of board members                                        18,777
Custodian fees                                                       99,540
Printing and postage                                                132,455
Registration fees                                                    67,555
Professional fees                                                    50,860
Other                                                                19,171
---------------------------------------------------------------------------
Total expenses                                                   11,352,396
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates (Note 2)                                    (1,300,812)
---------------------------------------------------------------------------
                                                                 10,051,584
   Earnings and bank fee credits on cash balances (Note 2)         (113,485)
---------------------------------------------------------------------------
Total net expenses                                                9,938,099
---------------------------------------------------------------------------
Investment income (loss) -- net                                  34,864,001
---------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                                (1,954,086)
   Futures contracts                                             (1,540,595)
   Payment from affiliate (Note 2)                                  262,748
---------------------------------------------------------------------------
Net realized gain (loss) on investments                          (3,231,933)
Net change in unrealized appreciation (depreciation) on
   investments                                                   13,960,710
---------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            10,728,777
---------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $45,592,778
===========================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT  23

STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED MAY 31,                                          2007              2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                        $   34,864,001    $   39,876,174
Net realized gain (loss) on investments                    (3,231,933)       (9,828,156)
Net change in unrealized appreciation (depreciation)
   on investments                                          13,960,710       (19,214,087)
---------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                              45,592,778        10,833,931
---------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                             (23,143,295)      (25,344,232)
      Class B                                              (8,304,295)      (11,112,963)
      Class C                                                (382,419)         (475,216)
      Class I                                              (2,092,223)       (1,917,196)
      Class R4                                               (521,296)       (1,202,674)
      Class W                                                     (92)              N/A
---------------------------------------------------------------------------------------
Total distributions                                       (34,443,620)      (40,052,281)
---------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                123,697,762       152,023,244
   Class B shares                                          39,042,955        57,560,792
   Class C shares                                           1,714,861         2,800,362
   Class I shares                                          28,598,207        40,699,356
   Class R4 shares                                          1,928,332         8,191,458
   Class W shares                                               5,000               N/A
Reinvestment of distributions at net asset value
   Class A shares                                          20,974,512        22,725,811
   Class B shares                                           7,756,733        10,224,074
   Class C shares                                             362,001           442,952
   Class I shares                                           2,093,754         1,887,079
   Class R4 shares                                            523,566         1,156,490
Payments for redemptions
   Class A shares                                        (279,123,681)     (410,945,903)
   Class B shares (Note 2)                               (172,096,057)     (307,798,780)
   Class C shares (Note 2)                                 (6,479,313)      (11,908,336)
   Class I shares                                         (38,743,791)      (10,310,796)
   Class R4 shares                                        (17,374,573)      (89,611,333)
---------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                          (287,119,732)     (532,863,530)
---------------------------------------------------------------------------------------
Total increase (decrease) in net assets                  (275,970,574)     (562,081,880)
Net assets at beginning of year                         1,074,724,954     1,636,806,834
---------------------------------------------------------------------------------------
Net assets at end of year                              $  798,754,380    $1,074,724,954
=======================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 24 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Government Income Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Government Income Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests in direct obligations of the U.S. government, such as Treasury bonds, bills and notes, and of its agencies and instrumentalities.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares have no sales charge and are offered only to qualifying institutional investors.

Effective Dec. 11, 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.

At May 31, 2007, Ameriprise Financial, Inc. (Ameriprise Financial) and the affiliated funds-of-funds owned 100% of Class I shares.

Effective Dec. 1, 2006, the Fund offers an additional class of shares, Class W, through qualifying discretionary accounts. Class W shares are sold without a front-end sales charge or CDSC. At May 31, 2007, Ameriprise Financial owned 100% of Class W shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------

       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT  25

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Directors of the funds generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign equities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial will fair value foreign equity securities pursuant to procedures adopted by the Board of Directors of the funds, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At May 31, 2007, the Fund has entered into outstanding when-issued securities of $35,711,332 and other forward-commitments of $5,385,798.

--------------------------------------------------------------------------------

 26 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchases price of the commitment.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and sell put and call options and write put and call options. This may include purchasing mortgage-backed security (MBS) put spread options and writing covered MBS call spread options. MBS spread options are based upon the changes in the price spread between a specified mortgage-backed security and a like-duration Treasury security. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

--------------------------------------------------------------------------------

       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT  27

SHORT SALES

The Fund may engage in short sales. In these transactions, the Fund sells a security that it does not own. The Fund is obligated to replace the security that was short by purchasing it at the market price at the time of replacement or entering into an offsetting transaction with the broker. The price at such time may be more or less than the price at which the Fund sold the security.

FORWARD SALE COMMITMENTS

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of securities" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into. Forward sale commitments outstanding at period end are listed in the "Notes to investments in securities."

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

--------------------------------------------------------------------------------

 28 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $262,748 and accumulated net realized loss has been increased by $262,748.

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED MAY 31,                                   2007           2006
----------------------------------------------------------------------------
CLASS A
Distributions paid from:
      Ordinary income.........................    $23,143,295    $25,344,232
      Long-term capital gain..................             --             --
CLASS B
Distributions paid from:
      Ordinary income.........................      8,304,295     11,112,963
      Long-term capital gain..................             --             --
CLASS C
Distributions paid from:
      Ordinary income.........................        382,419        475,216
      Long-term capital gain..................             --             --
CLASS I
Distributions paid from:
      Ordinary income.........................      2,092,223      1,917,196
      Long-term capital gain..................             --             --
CLASS R4*
Distributions paid from:
      Ordinary income.........................        521,296      1,202,674
      Long-term capital gain..................             --             --
CLASS W**
Distributions paid from:
      Ordinary income.........................             92            N/A
      Long-term capital gain..................             --            N/A

 * Effective Dec. 11, 2006, Class Y was renamed Class R4.
** For the period from Dec. 1, 2006 (inception date) to May 31, 2007.

--------------------------------------------------------------------------------

       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT  29

At May 31, 2007, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income............................    $   1,071,766
Accumulated long-term gain (loss)........................    $(220,701,443)
Unrealized appreciation (depreciation)...................    $ (11,771,423)

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, to the Fund. The adoption of FIN 48 is not anticipated to have a material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.48% to 0.25% annually as the Fund's assets increase.

--------------------------------------------------------------------------------

 30 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% annually as the Fund's assets increase.

Other expenses in the amount of $10,702 are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

Compensation of Board members includes, for the former Board Chair, compensation as well as retirement benefits. Certain other aspects of the former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Professional fees include fees paid by the Fund for legal services and independent auditor services.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $20.50

-  Class B $21.50

-  Class C $21.00

Effective Dec. 11, 2006, as part of the Board's approval to rename Class Y as Class R4, the fee structure under the Transfer Agency Agreement was revised from an account-based fee for Class Y to an asset-based fee for Class R4. The Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares. Prior to Dec. 11, 2006, the Fund paid the Transfer agent an annual account-based fee of $18.50 per shareholder account.

In addition, the Fund pays the Transfer agent an annual asset-based fee at a rate of 0.20% of the Funds' average daily net assets attributable to Class W shares.

Prior to Dec. 11, 2006, Class I paid a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations. Effective Dec. 11, 2006, this fee was eliminated.

--------------------------------------------------------------------------------

       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT  31

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. and RiverSource Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Effective Dec. 11, 2006, a new Plan Administration Services Agreement was adopted for the restructured Class R4. The fee is calculated at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares.

Prior to Dec. 11, 2006, under a Shareholder Service Agreement, the Fund paid the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to Class Y shares. The fee was calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Effective Dec. 11, 2006, this agreement was terminated.

Sales charges received by the Distributor for distributing Fund shares were $648,968 for Class A, $310,529 for Class B and $2,528 for Class C for the year ended May 31, 2007.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

--------------------------------------------------------------------------------

 32 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT

For the year ended May 31, 2007, the Investment Manager and its affiliates waived certain fees and expenses (excluding fees and expenses of acquired funds), such that net expenses were 0.89% for Class A, 1.64% for Class B, 1.64% for Class C, 0.54% for Class I, 0.72% for Class R4 and 0.95% for Class W. Of these waived fees and expenses, the transfer agency fees waived for Class A, Class B, Class C, Class R4 and Class W were $547,670, $273,079, $12,770, $10,182 and $1, respectively, and the management fees waived at the Fund level were $457,110. Under an agreement, which was effective until May 31, 2007, the Investment Manager and its affiliates agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) would not exceed 0.89% for Class A, 1.64% for Class B, 1.64% for Class C, 0.54% for Class I, 0.72% for Class R4 and 0.95% for Class W of the Fund's average daily net assets. Effective June 1, 2007, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until May 31, 2008, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.89% for Class A, 1.65% for Class B, 1.65% for Class C, 0.51% for Class I, 0.76% for Class R4 and 0.96% for Class W of the Fund's average daily net assets.

During the year ended May 31, 2007, the Fund's custodian and transfer agency fees were reduced by $113,485 as a result of earnings and bank fee credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

In addition, the Fund received a one time payment of $262,748 by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. This amount was insignificant to the Fund's net asset value and total return.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,503,191,160 and $1,881,852,163, respectively, for the year ended May 31, 2007. Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------

       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT  33

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                  YEAR ENDED MAY 31, 2007
                         CLASS A       CLASS B      CLASS C      CLASS I      CLASS R4*    CLASS W**
----------------------------------------------------------------------------------------------------
Sold                    26,249,182     8,265,255      362,929    6,032,035       409,261     1,053
Issued for reinvested
 distributions           4,438,028     1,641,653       76,605      442,337       110,927        --
Redeemed               (59,067,555)  (36,500,655)  (1,372,316)  (8,233,131)   (3,673,601)       --
----------------------------------------------------------------------------------------------------
Net increase
 (decrease)            (28,380,345)  (26,593,747)    (932,782)  (1,758,759)   (3,153,413)    1,053
----------------------------------------------------------------------------------------------------

                                            YEAR ENDED MAY 31, 2006
                         CLASS A       CLASS B      CLASS C      CLASS I      CLASS R4*
----------------------------------------------------------------------------------------------------
Sold                    32,049,091    12,143,861      590,775    8,560,843     1,723,849
Issued for reinvested
 distributions           4,799,507     2,159,088       93,548      398,566       243,480
Redeemed               (86,699,539)  (64,869,864)  (2,511,821)  (2,172,038)  (18,793,148)
----------------------------------------------------------------------------------------------------
Net increase
 (decrease)            (49,850,941)  (50,566,915)  (1,827,498)   6,787,371   (16,825,819)
----------------------------------------------------------------------------------------------------

 * Effective Dec. 11, 2006, Class Y was renamed Class R4.
** For the period from Dec. 1, 2006 (inception date) to May 31, 2007.

5. INTEREST RATE FUTURES CONTRACTS

At May 31, 2007, investments in securities valued at $350,923 were pledged as collateral to cover initial margin deposits on 714 open purchase contracts and 524 open sale contracts. The notional market value of the open purchase contracts at May 31, 2007 was $136,270,550 with a net unrealized loss of $135,783. The notional market value of the open sale contracts at May 31, 2007 was $55,842,674 with a net unrealized gain of $836,614. See "Summary of significant accounting policies" and "Notes to investments in securities."

--------------------------------------------------------------------------------

 34 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT

6. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Fund under the investment management services agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At May 31, 2007, securities valued at $33,523,780 were on loan to brokers. For collateral, the Fund received $34,476,250 in cash. Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high grade debt obligations, which are included in the "Investments in securities." Income from securities lending amounted to $118,643 for the year ended May 31, 2007. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

7. AFFILIATED MONEY MARKET FUND

The fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

--------------------------------------------------------------------------------

       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT  35

8. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 19, 2006. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Prior to this agreement, the Fund paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. The Fund had no borrowings under the facility outstanding during the year ended May 31, 2007.

9. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $220,701,443 at May 31, 2007, that if not offset by capital gains will expire as follows:

   2008           2009          2013          2014          2015         2016
$35,174,077   $117,356,906   $36,267,962   $20,469,230   $9,579,187   $1,854,081

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

--------------------------------------------------------------------------------

 36 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT

10. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs may file a notice of appeal with the Eighth Circuit Court of Appeals within 30 days from the date of judgment.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

--------------------------------------------------------------------------------

       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT  37

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

--------------------------------------------------------------------------------

 38 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT  39

11. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,                2007           2006           2005           2004           2003
Net asset value, beginning of period      $4.68          $4.79          $4.82          $4.94          $4.85
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .19            .15            .12            .11            .15
Net gains (losses) (both realized and
 unrealized)                                .05           (.10)          (.03)          (.12)           .09
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .24            .05            .09           (.01)           .24
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.19)          (.16)          (.12)          (.11)          (.15)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.73          $4.68          $4.79          $4.82          $4.94
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $514           $641           $894         $1,188         $1,728
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                         .89%(d)        .89%(d)        .93%(d)        .97%           .95%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              3.99%          3.27%          2.49%          2.19%          2.90%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)         168%           194%           169%           125%           218%
-----------------------------------------------------------------------------------------------------------
Total return(e)                           5.12%          1.00%          1.92%          (.24%)         4.90%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 1.03%, 1.06% and 1.01% for the years ended May 31, 2007, 2006 and 2005, respectively.
(e)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

 40 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,             2007              2006           2005           2004           2003
Net asset value, beginning of period      $4.68          $4.79          $4.82          $4.94          $4.85
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .15            .12            .08            .07            .11
Net gains (losses) (both realized and
 unrealized)                                .05           (.11)          (.03)          (.12)           .09
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .20            .01            .05           (.05)           .20
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.15)          (.12)          (.08)          (.07)          (.11)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.73          $4.68          $4.79          $4.82          $4.94
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $216           $338           $588           $963         $1,578
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                        1.64%(d)       1.64%(d)       1.68%(d)       1.72%          1.71%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              3.23%          2.50%          1.73%          1.44%          2.15%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)         168%           194%           169%           125%           218%
-----------------------------------------------------------------------------------------------------------
Total return(e)                           4.34%           .26%          1.16%          (.99%)         4.11%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.79%, 1.82% and 1.76% for the years ended May 31, 2007, 2006 and 2005, respectively.
(e)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT  41

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,             2007              2006           2005           2004           2003
Net asset value, beginning of period      $4.68          $4.79          $4.82          $4.94          $4.85
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .15            .12            .08            .07            .11
Net gains (losses) (both realized and
 unrealized)                                .05           (.11)          (.03)          (.12)           .09
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .20            .01            .05           (.05)           .20
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.15)          (.12)          (.08)          (.07)          (.11)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.73          $4.68          $4.79          $4.82          $4.94
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $10            $15            $24            $38            $58
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                        1.64%(d)       1.64%(d)       1.68%(d)       1.73%          1.72%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              3.24%          2.51%          1.73%          1.44%          2.10%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)         168%           194%           169%           125%           218%
-----------------------------------------------------------------------------------------------------------
Total return(e)                           4.34%           .26%          1.16%          (.99%)         4.11%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.80%, 1.83% and 1.77% for the years ended May 31, 2007, 2006 and 2005, respectively.
(e)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

 42 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,             2007              2006           2005        2004(B)
Net asset value, beginning of period      $4.69          $4.79          $4.83          $4.90
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .20            .17            .14            .03
Net gains (losses) (both realized and
 unrealized)                                .05           (.10)          (.04)          (.07)
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .25            .07            .10           (.04)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.20)          (.17)          (.14)          (.03)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.74          $4.69          $4.79          $4.83
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $55            $62            $31             $4
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                         .54%(e)        .58%(e)        .57%           .63%(f)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              4.37%          3.66%          2.98%          2.74%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)         168%           194%           169%           125%
-----------------------------------------------------------------------------------------------------------
Total return(g)                           5.50%          1.56%          2.06%          (.87%)(h)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to May 31, 2004.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class I would have been 0.59% and 0.62% for the years ended May 31, 2007 and 2006, respectively.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.

--------------------------------------------------------------------------------

       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT  43

CLASS R4*

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,             2007              2006           2005           2004           2003
Net asset value, beginning of period      $4.68          $4.79          $4.82          $4.94          $4.85
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .19            .16            .13            .12            .15
Net gains (losses) (both realized and
 unrealized)                                .05           (.11)          (.03)          (.12)           .09
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .24            .05            .10             --            .24
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.19)          (.16)          (.13)          (.12)          (.15)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.73          $4.68          $4.79          $4.82          $4.94
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $4            $19           $100           $115           $164
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                         .72%(d)        .72%(d)        .76%(d)        .81%           .79%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              4.09%          3.27%          2.66%          2.35%          3.12%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)         168%           194%           169%           125%           218%
-----------------------------------------------------------------------------------------------------------
Total return(e)                           5.31%          1.19%          2.10%          (.08%)         5.07%
-----------------------------------------------------------------------------------------------------------

 *   Effective Dec. 11, 2006, Class Y was renamed Class R4.
(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class R4 would have been 0.86%, 0.88% and 0.84% for the years ended May 31, 2007, 2006 and 2005, respectively.
(e)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

 44 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT

CLASS W

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,            2007(B)
Net asset value, beginning of period      $4.75
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .08
Net gains (losses) (both realized and
 unrealized)                               (.02)
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .06
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.08)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.73
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets (c),(d)                        .95%(e),(f)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              4.02%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)         168%
-----------------------------------------------------------------------------------------------------------
Total return(g)                           1.42%(h)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 1, 2006 (inception date) to May 31, 2007.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class W would have been 1.00% for the period ended May 31, 2007.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.

--------------------------------------------------------------------------------

       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT  45

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD AND SHAREHOLDERS

RIVERSOURCE GOVERNMENT INCOME SERIES, INC.

We have audited the accompanying statement of assets and liabilities of RiverSource Short Duration U.S. Government Fund (a series of RiverSource Government Income Series, Inc.) as of May 31, 2007, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended May 31, 2007, and the financial highlights for each of the years or periods in the five-year period ended May 31, 2007. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Short Duration U.S. Government Fund as of May 31, 2007, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Minneapolis, Minnesota
July 20, 2007

--------------------------------------------------------------------------------

 46 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT

FEDERAL INCOME TAX INFORMATION

(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

Fiscal year ended May 31, 2007

CLASS A

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............           0.00%
      Dividends Received Deduction for corporations.........           0.00%

PAYABLE DATE                                                     PER SHARE
June 26, 2006...............................................        $0.01450
July 26, 2006...............................................         0.01500
Aug. 28, 2006...............................................         0.01600
Sept. 25, 2006..............................................         0.01650
Oct. 26, 2006...............................................         0.01800
Nov. 27, 2006...............................................         0.01800
Dec. 18, 2006...............................................         0.01700
Jan. 23, 2007...............................................         0.00800
Feb. 23, 2007...............................................         0.01550
March 26, 2007..............................................         0.01600
April 25, 2007..............................................         0.01600
May 25, 2007................................................         0.01562
Total distributions.........................................        $0.18612

--------------------------------------------------------------------------------

       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT  47

CLASS B

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............           0.00%
      Dividends Received Deduction for corporations.........           0.00%

PAYABLE DATE                                                       PER SHARE
June 26, 2006...............................................        $0.01142
July 26, 2006...............................................         0.01205
Aug. 28, 2006...............................................         0.01280
Sept. 25, 2006..............................................         0.01378
Oct. 26, 2006...............................................         0.01499
Nov. 27, 2006...............................................         0.01489
Dec. 18, 2006...............................................         0.01495
Jan. 23, 2007...............................................         0.00450
Feb. 23, 2007...............................................         0.01248
March 26, 2007..............................................         0.01297
April 25, 2007..............................................         0.01307
May 25, 2007................................................         0.01269
Total distributions.........................................        $0.15059

CLASS C

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............           0.00%
      Dividends Received Deduction for corporations.........           0.00%

PAYABLE DATE                                                       PER SHARE
June 26, 2006...............................................        $0.01143
July 26, 2006...............................................         0.01211
Aug. 28, 2006...............................................         0.01281
Sept. 25, 2006..............................................         0.01378
Oct. 26, 2006...............................................         0.01498
Nov. 27, 2006...............................................         0.01488
Dec. 18, 2006...............................................         0.01495
Jan. 23, 2007...............................................         0.00450
Feb. 23, 2007...............................................         0.01248
March 26, 2007..............................................         0.01297
April 25, 2007..............................................         0.01307
May 25, 2007................................................         0.01269
Total distributions.........................................        $0.15065

--------------------------------------------------------------------------------

 48 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT

CLASS I

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............           0.00%
      Dividends Received Deduction for corporations.........           0.00%

PAYABLE DATE                                                       PER SHARE
June 26, 2006...............................................        $0.01594
July 26, 2006...............................................         0.01635
Aug. 28, 2006...............................................         0.01752
Sept. 25, 2006..............................................         0.01779
Oct. 26, 2006...............................................         0.01943
Nov. 27, 2006...............................................         0.01948
Dec. 18, 2006...............................................         0.01797
Jan. 23, 2007...............................................         0.00965
Feb. 23, 2007...............................................         0.01694
March 26, 2007..............................................         0.01744
April 25, 2007..............................................         0.01739
May 25, 2007................................................         0.01700
Total distributions.........................................        $0.20290

CLASS R4*

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............           0.00%
      Dividends Received Deduction for corporations.........           0.00%

PAYABLE DATE                                                       PER SHARE
June 26, 2006...............................................        $0.01520
July 26, 2006...............................................         0.01565
Aug. 28, 2006...............................................         0.01673
Sept. 25, 2006..............................................         0.01712
Oct. 26, 2006...............................................         0.01869
Nov. 27, 2006...............................................         0.01871
Dec. 18, 2006...............................................         0.01770
Jan. 23, 2007...............................................         0.00887
Feb. 23, 2007...............................................         0.01619
March 26, 2007..............................................         0.01669
April 25, 2007..............................................         0.01667
May 25, 2007................................................         0.01628
Total distributions.........................................        $0.19450

--------------------------------------------------------------------------------

       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT  49

CLASS W

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............           0.00%
      Dividends Received Deduction for corporations.........           0.00%

PAYABLE DATE                                                       PER SHARE
Dec. 18, 2006...............................................        $0.01413
Jan. 23, 2007...............................................         0.00788
Feb. 23, 2007...............................................         0.01519
March 26, 2007..............................................         0.01572
April 25, 2007..............................................         0.01578
May 25, 2007................................................         0.01544
Total distributions.........................................        $0.08414

* Effective Dec. 11, 2006, Class Y was renamed Class R4.

--------------------------------------------------------------------------------

 50 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of the Fund's Board members. Each member oversees 102 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

INDEPENDENT BOARD MEMBERS

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION                 OTHER
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS               DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
Kathleen Blatz           Board member       Chief Justice, Minnesota Supreme
901 S. Marquette Ave.    since 2006         Court, 1998-2005
Minneapolis, MN 55402
Age 53
-----------------------------------------------------------------------------------------------------
Arne H. Carlson          Board member       Chair, RiverSource Funds,
901 S. Marquette Ave.    since 1999         1999-2006; former Governor of
Minneapolis, MN 55402                       Minnesota
Age 72
-----------------------------------------------------------------------------------------------------
Pamela G. Carlton        Board member       President, Springboard-Partners
901 S. Marquette Ave.    since 2007         in Cross Cultural Leadership
Minneapolis, MN 55402                       (consulting company)
Age 52
-----------------------------------------------------------------------------------------------------
Patricia M. Flynn        Board member       Trustee Professor of Economics and
901 S. Marquette Ave.    since 2004         Management, Bentley College; former
Minneapolis, MN 55402                       Dean, McCallum Graduate School of
Age 56                                      Business, Bentley College
-----------------------------------------------------------------------------------------------------
Anne P. Jones            Board member       Attorney and Consultant
901 S. Marquette Ave.    since 1985
Minneapolis, MN 55402
Age 72
-----------------------------------------------------------------------------------------------------
Jeffrey Laikind, CFA     Board member       Former Managing Director, Shikiar    American Progressive
901 S. Marquette Ave.    since 2005         Asset Management                     Insurance
Minneapolis, MN 55402
Age 71
-----------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.    Board member       President Emeritus and Professor of  Valmont Industries,
901 S. Marquette Ave.    since 2002 and     Economics, Carleton College          Inc. (manufactures
Minneapolis, MN 55402    Chair of the                                            irrigation systems)
Age 68                   Board since 2007
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT  51

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION                 OTHER
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS               DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
Catherine James Paglia   Board member       Director, Enterprise Asset           Strategic
901 S. Marquette Ave.    since 2004         Management, Inc. (private real       Distribution, Inc.
Minneapolis, MN 55402                       estate and asset management          (transportation,
Age 54                                      company)                             distribution and
                                                                                 logistics
                                                                                 consultants)
-----------------------------------------------------------------------------------------------------
Alison Taunton-Rigby     Board member       Chief Executive Officer, RiboNovix,  Hybridon, Inc.
901 S. Marquette Ave.    since 2002         Inc. since 2003 (biotechnology);     (biotechnology);
Minneapolis, MN 55402                       former President, Forester Biotech   American Healthways,
Age 63                                                                           Inc. (health
                                                                                 management programs)
-----------------------------------------------------------------------------------------------------

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION                 OTHER
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS               DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
William F. Truscott      Board member       President -- U.S. Asset Management
53600 Ameriprise         since 2001,        and Chief Investment Officer,
Financial Center         Vice President     Ameriprise Financial, Inc. and
Minneapolis, MN 55474    since 2002         President, Chairman of the Board
Age 46                                      and Chief Investment Officer,
                                            RiverSource Investments, LLC since
                                            2005; President, Ameriprise
                                            Certificate Company since 2006;
                                            Senior Vice President -- Chief
                                            Investment Officer, Ameriprise
                                            Financial, Inc. and Chairman of the
                                            Board and Chief Investment Officer,
                                            RiverSource Investments, LLC,
                                            2001-2005
-----------------------------------------------------------------------------------------------------

* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; or visiting riversource.com/funds.

--------------------------------------------------------------------------------

 52 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------
Patrick T. Bannigan      President since    Senior Vice President -- Asset Management,
172 Ameriprise           2006               RiverSource Investments, LLC since 2006;
Financial Center                            Managing Director and Global Head of Product,
Minneapolis, MN 55474                       Morgan Stanley Investment Management,
Age 41                                      2004-2006; President, Touchstone Investments,
                                            2002-2004; Director of Strategic Planning,
                                            Evergreen Investments, 1995-2002
------------------------------------------------------------------------------------------
Michelle M. Keeley       Vice President     Executive Vice President -- Equity and Fixed
172 Ameriprise           since 2004         Income, Ameriprise Financial, Inc. and
Financial Center                            RiverSource Investments, LLC since 2006; Vice
Minneapolis, MN 55474                       President -- Investments, Ameriprise
Age 43                                      Certificate Company since 2003; Senior Vice
                                            President -- Fixed Income, Ameriprise
                                            Financial, Inc., 2002-2006 and RiverSource
                                            Investments, LLC, 2004-2006; Managing
                                            Director, Zurich Global Assets, 2001-2002
------------------------------------------------------------------------------------------
Amy K. Johnson           Vice President     Vice President -- Asset Management and Trust
5228 Ameriprise          since 2006         Company Services, RiverSource Investments, LLC
Financial Center                            since 2006; Vice President -- Operations and
Minneapolis, MN 55474                       Compliance, RiverSource Investments, LLC,
Age 41                                      2004-2006; Director of Product
                                            Development -- Mutual Funds, Ameriprise
                                            Financial, Inc., 2001-2004
------------------------------------------------------------------------------------------
Jeffrey P. Fox           Treasurer since    Vice President -- Investment Accounting,
105 Ameriprise           2002               Ameriprise Financial, Inc. since 2002; Vice
Financial Center                            President -- Finance, American Express
Minneapolis, MN 55474                       Company, 2000-2002
Age 52
------------------------------------------------------------------------------------------
Scott R. Plummer         Vice President,    Vice President and Chief Counsel -- Asset
5228 Ameriprise          General Counsel    Management, Ameriprise Financial, Inc. since
Financial Center         and Secretary      2005; Vice President, General Counsel and
Minneapolis, MN 55474    since 2006         Secretary, Ameriprise Certificate Company
Age 47                                      since 2005; Vice President -- Asset Management
                                            Compliance, Ameriprise Financial, Inc.,
                                            2004-2005; Senior Vice President and Chief
                                            Compliance Officer, U.S. Bancorp Asset
                                            Management, 2002-2004; Second Vice President
                                            and Assistant General Counsel, Hartford Life,
                                            2001-2002
------------------------------------------------------------------------------------------
Jennifer D. Lammers      Chief Compliance   U.S. Asset Management Chief Compliance
172 Ameriprise           Officer since      Officer, RiverSource Investments, LLC since
Financial Center         2006               2006; Director -- Mutual Funds, Voyageur Asset
Minneapolis, MN 55474                       Management, 2003-2006; Director of Finance,
Age 46                                      Voyageur Asset Management, 2000-2003
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT  53

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------
Neysa M. Alecu           Money Laundering   Compliance Director and Anti-Money Laundering
2934 Ameriprise          Prevention         Officer, Ameriprise Financial, Inc. since
Financial Center         Officer since      2004; Manager Anti-Money Laundering,
Minneapolis, MN 55474    2004               Ameriprise Financial, Inc., 2003-2004;
Age 43                                      Compliance Director and Bank Secrecy Act
                                            Officer, American Express Centurion Bank,
                                            2000-2003
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 54 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

RiverSource Investments, LLC ("RiverSource"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement") RiverSource provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds"). The Fund's Board of Directors (the "Board") and the Board's Investment Review and Contracts Committees monitor these services throughout the year.

On an annual basis, the Board, including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource prepares detailed reports for the Board and its Contracts Committee in March and April, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource addressing the services RiverSource provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts and Investment Review Committees in determining whether to continue the IMS Agreement. At the April 11-12, 2007 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource, including, in particular, the growing strength and capabilities of many RiverSource offices and the increased investment and resources dedicated to the Fund's operations, particularly in the areas of trading systems, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource, the Board considered the quality of the administrative, custody and transfer agency services provided by RiverSource affiliates to the Fund. The Board also reviewed the financial condition of RiverSource and the entity's ability to carry out its responsibilities under the IMS Agreement. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

--------------------------------------------------------------------------------

       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT  55

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board determined that RiverSource was in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods (including since inception), recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2006 to December 2005. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource and its Affiliates from their Relationships with the Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource's profitability. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer group's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

--------------------------------------------------------------------------------

 56 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT

The Board also considered the expected profitability of RiverSource and its affiliates in connection with RiverSource providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the last three years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2007, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement.

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2007 ANNUAL REPORT  57

                       THIS PAGE LEFT BLANK INTENTIONALLY

                       THIS PAGE LEFT BLANK INTENTIONALLY

     RIVERSOURCE(R) SHORT DURATION U.S. GOVERNMENT FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                    This report must be accompanied or preceded by the Fund's
                                    current prospectus.
                                    RiverSource(R) mutual funds are distributed by RiverSource
                                    Distributors, Inc.
                                    and Ameriprise Financial Services, Inc., Members NASD, and
                                    managed by
       (RIVERSOURCE INVESTMENTS     RiverSource Investments, LLC. These companies are part of
       LOGO)                        Ameriprise Financial, Inc.                                                     S-6042 AD (7/07)

Annual Report
and Prospectus

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R)
U.S. GOVERNMENT MORTGAGE FUND

ANNUAL REPORT FOR
THE PERIOD ENDED
MAY 31, 2007
(Prospectus also enclosed)


RIVERSOURCE U.S. GOVERNMENT
MORTGAGE FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH CURRENT INCOME
AS ITS PRIMARY OBJECTIVE AND, AS
ITS SECONDARY OBJECTIVE,
PRESERVATION OF CAPITAL.

This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.

TABLE OF CONTENTS

Fund Snapshot.......................      3

Performance Summary.................      5

Questions & Answers
   with Portfolio Management........      7

The Fund's Long-term Performance ...     10

Fund Expenses Example...............     12

Investments in Securities...........     14

Financial Statements................     23

Notes to Financial Statements.......     26

Report of Independent Registered
   Public Accounting Firm...........     45

Federal Income Tax Information......     46

Board Members and Officers..........     49

Approval of Investment Management
   Services Agreement...............     53

Proxy Voting........................     55

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.

--------------------------------------------------------------------------------

 2 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT

FUND SNAPSHOT AT MAY 31, 2007

FUND OBJECTIVE

RiverSource U.S. Government Mortgage Fund seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.

SECTOR BREAKDOWN

Percentage of portfolio assets
(PIE CHART)

MORTGAGE-BACKED*                                                      86.1
COMMERCIAL MORTGAGE-BACKED                                             1.0
CASH & CASH EQUIVALENTS*                                              11.5
ASSET-BACKED                                                           1.4

 * Of the 86.1%, 13.7% is due to forward commitment mortgage-backed securities activity. Short-term securities are held as collateral for these commitments.

QUALITY BREAKDOWN

Percentage of bond portfolio assets
(PIE CHART)


AAA BONDS                                        99.0
AA BONDS                                          0.3
BBB BONDS                                         0.5
NON-RATED BONDS                                   0.2

Bond ratings apply to underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating.

There are risks associated with an investment in a bond fund, including the impact of interest rates and credit. These and other risk considerations are discussed in the fund's prospectus. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities.

Shares of the RiverSource U.S. Government Mortgage Fund are not insured or guaranteed by the U.S. government.

--------------------------------------------------------------------------------

              RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT  3

FUND SNAPSHOT AT MAY 31, 2007

STYLE MATRIX


        DURATION
SHORT    INT.     LONG
         X                 HIGH
                           MEDIUM        QUALITY
                           LOW

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO MANAGER

                             YEARS IN INDUSTRY
Scott Kirby*                        28

* The Fund is managed by a team of investment professionals led by Scott Kirby.

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                     AUGAX          02/14/02
Class B                     AUGBX          02/14/02
Class C                     AUGCX          02/14/02
Class I                     RVGIX          03/04/04
Class R4(1)                 RSGYX          02/14/02
(1) Effective Dec. 11, 2006, Class Y was renamed Class
    R4.
Total net assets                        $407.1 million
Number of holdings                              250
Weighted average life(2)                  6.0 years
Effective duration(3)                     3.6 years
Weighted average bond rating(4)                 AAA

(2) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(3) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(4) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

--------------------------------------------------------------------------------

 4 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                        For the year ended May 31, 2007

                                  (BAR CHART)

RiverSource U.S. Government Mortgage Fund Class A
  (excluding sales charge)                              +6.30

Lehman Brothers Mortgage-Backed Securities Index
  (unmanaged)                                           +7.05

Lipper U.S. Mortgage Funds Index                        +6.30

(see "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                  TOTAL                   NET EXPENSES(A)
Class A                                           1.17%                        0.89%
Class B                                           1.94%                        1.65%
Class C                                           1.94%                        1.65%
Class I                                           0.63%                        0.48%
Class R4(b)                                       0.99%                        0.75%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until May 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.89% for Class A, 1.65% for Class B, 1.65% for Class C, 0.48% for Class I and 0.75% for Class R4.
(b)  Effective Dec. 11, 2006, Class Y was renamed Class R4.

--------------------------------------------------------------------------------

              RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT  5

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT MAY 31, 2007
                                                                    SINCE
WITHOUT SALES CHARGE                 1 YEAR   3 YEARS   5 YEARS   INCEPTION
 Class A (inception 2/14/02)         +6.30%   +4.03%    +4.04%     +4.16%
 Class B (inception 2/14/02)         +5.30%   +3.19%    +3.23%     +3.39%
 Class C (inception 2/14/02)         +5.30%   +3.19%    +3.22%     +3.38%
 Class I (inception 3/4/04)          +6.68%   +4.36%      N/A      +3.59%
 Class R4* (inception 2/14/02)       +6.51%   +4.22%    +4.23%     +4.34%

WITH SALES CHARGE
 Class A (inception 2/14/02)         +1.26%   +2.35%    +3.03%     +3.20%
 Class B (inception 2/14/02)         +0.30%   +1.93%    +2.88%     +3.22%
 Class C (inception 2/14/02)         +4.30%   +3.19%    +3.22%     +3.38%

AT JUNE 30, 2007
                                                                    SINCE
WITHOUT SALES CHARGE                 1 YEAR   3 YEARS   5 YEARS   INCEPTION
 Class A (inception 2/14/02)         +5.65%   +3.64%    +3.78%     +4.00%
 Class B (inception 2/14/02)         +4.66%   +2.80%    +3.01%     +3.24%
 Class C (inception 2/14/02)         +4.66%   +2.80%    +3.01%     +3.23%
 Class I (inception 3/4/04)          +5.82%   +3.90%      N/A      +3.31%
 Class R4* (inception 2/14/02)       +5.85%   +3.82%    +3.97%     +4.19%

WITH SALES CHARGE
 Class A (inception 2/14/02)         +0.63%   +1.97%    +2.78%     +3.07%
 Class B (inception 2/14/02)         -0.34%   +1.55%    +2.66%     +3.08%
 Class C (inception 2/14/02)         +3.66%   +2.80%    +3.01%     +3.23%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R4 shares. Class I and Class R4 shares are available to institutional investors only.

* Effective Dec. 11, 2006, Class Y was renamed Class R4.

--------------------------------------------------------------------------------

 6 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, Portfolio Manager Scott Kirby discusses the Fund's results and positioning for the 12 months ended May 31, 2007.

At May 31, 2007, approximately 51% of the Fund's shares were owned in the aggregate by affiliated funds-of-funds managed by RiverSource Investments, LLC (RiverSource). As a result of asset allocation decisions by RiverSource, it is possible that RiverSource U.S. Government Mortgage Fund may experience relatively large purchases or redemptions from affiliated funds-of-funds (see page 35, Class I capital share transactions for related activity during the most recent fiscal period). RiverSource seeks to minimize the impact of these transactions by structuring them over a reasonable period of time. RiverSource U.S. Government Mortgage Fund may experience increased expenses as it buys and sells securities as a result of purchases or redemptions by affiliated funds-of-funds. For more information on the Fund's expenses, see the discussions beginning on pages 12 and 32.

Q: How did RiverSource U.S. Government Mortgage Fund perform for the fiscal year?

A: RiverSource U.S. Government Mortgage Fund's Class A shares (excluding sales charge) rose 6.30% for the 12 months ended May 31, 2007. The Fund underperformed the Lehman Brothers Mortgage-Backed Securities Index (Lehman Index), which gained 7.05%. The Fund matched the Lipper U.S. Mortgage Funds Index, representing the Fund's peer group, which advanced 6.30% during the same time frame.

Q: What factors most significantly affected performance during the annual period?

A: Overall, the mortgage market performed well, notably outperforming
   U.S. Treasuries, as rates moved modestly lower during the 12-month period. Such strong performance was supported by solid, albeit moderating U.S. economic growth and reasonably well-contained inflation. With economic growth slowing throughout the period and the Federal Reserve Board (the Fed) adopting a wait-and-see policy, bond investors began to anticipate that the Fed would begin cutting interest rates to stimulate growth; however, interest rates generally fell during the annual period. In May of this year, investors began to realize en masse that inflation pressures were too high -- and prospects for economic growth just strong enough -- to keep the Fed from cutting rates. Indeed, some strategists began to wonder if maybe the Fed's next move would be a rate hike. This change in sentiment caused interest rates to rise somewhat at the end of the period.

--------------------------------------------------------------------------------

              RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT  7

QUESTIONS & ANSWERS

   The Fund produced solid returns and matched the results of its Lipper peer group for the fiscal year. However, the Fund underperformed the Lehman Index for two primary reasons. First, we anticipated that rates, after falling in August, would have stabilized or even risen and we positioned the Fund accordingly. That is, the Fund had a comparatively shorter duration than that of the Lehman Index. However, this position detracted from results, as rates instead continued to decline. Duration is a measure of the Fund's sensitivity to changes in interest rates.

   MANY OF THE FUND'S LONG-HELD SPECIFIED POOLS OF MORTGAGES HELPED FUND RESULTS DURING THE PERIOD, AS INTEREST RATES DECLINED AND REFINANCING ACTIVITY PICKED UP SOMEWHAT.

   The second reason for the Fund's results relative to the Lehman Index was our conservative positioning within the mortgage sector. The Fund had significant positions, for example, in hybrid adjustable-rate mortgages (ARMs), well-structured collateralized mortgage obligations (CMOs) and commercial mortgage-backed securities (CMBS). These more defensive sub-sectors, which are not part of the Lehman Index, historically perform well in a rising rate environment and thus, lagged the Lehman Index for the period.

   On the positive side, issue selection helped the Fund's results, particularly an emphasis on premium coupon securities. Higher coupon mortgage-backed securities outperformed lower coupon mortgage-backed securities for the period. Many of the Fund's long-held specified pools of mortgages helped Fund results during the period, as interest rates declined and refinancing activity picked up somewhat.

Q: What changes did you make to the Fund and how is it currently positioned?

A: During the second half of the fiscal year, we shifted from a yield curve flattening bias in the Fund's positioning to a yield curve steepening bias, given our view that longer-term yields would rise. In the final month of the period, this scenario finally began to be realized. Other than that, we made no significant changes to the Fund during the period.

--------------------------------------------------------------------------------

 8 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT

QUESTIONS & ANSWERS

   We maintained our overall relatively conservative positioning. We continued to emphasize higher quality issues, namely those securities issued by government mortgage agencies, including Ginnie Mae, Fannie Mae and Freddie Mac, and those rated AAA. We maintained our focus on higher coupon mortgage securities and emphasized investments in more seasoned pools of mortgages. We kept the Fund's duration shorter than the Lehman Index throughout. The portfolio turnover rate of 306% during the annual period can be attributed primarily to rolling-maturity mortgage securities, processing of prepayments and opportunistic changes we made in response to valuations or market developments.

   WE MAINTAINED OUR FOCUS ON HIGHER COUPON MORTGAGE SECURITIES AND EMPHASIZED INVESTMENTS IN MORE SEASONED POOLS OF MORTGAGES.

Q: What is the Fund's tactical view and strategy for the months ahead?

A: During the next several months, we anticipate a period of relative stability with the Fed on hold through the remainder of the year. Such an environment is typically a good one for mortgages. Thus, we intend to shift somewhat from our current conservative posture to a more aggressive strategy within the mortgage sector, lengthening duration toward a more neutral position versus the Lehman Index and adding to lower coupon and pass-through mortgage allocations. As always, however, our strategy is to provide added portfolio value with a moderate amount of risk. Quality issues and security selection remain a priority as we continue to seek attractive buying opportunities.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.

--------------------------------------------------------------------------------

              RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT  9

THE FUND'S LONG-TERM PERFORMANCE

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource U.S. Government Mortgage Fund Class A shares (from 3/1/02 to 5/31/07 )* as compared to the performance of two widely cited performance indices, the Lehman Brothers Mortgage-Backed Securities Index and the Lipper U.S. Mortgage Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

* Fund data is from Feb. 14, 2002. Lehman Brothers Mortgage-Backed Securities Index and Lipper peer group data is from March 1, 2002.

COMPARATIVE RESULTS

Results at May 31, 2007
                                                                              SINCE
                                          1 YEAR     3 YEARS    5 YEARS    INCEPTION(3)
RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND (INCLUDES SALES CHARGE)
 Class A Cumulative value of $10,000      $10,126    $10,722    $11,610      $11,815
        Average annual total return         +1.26%     +2.35%     +3.03%       +3.20%
LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX(1)
        Cumulative value of $10,000       $10,705    $11,487    $12,408      $12,615
        Average annual total return         +7.05%     +4.73%     +4.41%       +4.50%
LIPPER U.S. MORTGAGE FUNDS INDEX(2)
        Cumulative value of $10,000       $10,630    $11,216    $12,056      $12,213
        Average annual total return         +6.30%     +3.90%     +3.81%       +3.88%

Results for other share classes can be found on page 6.

--------------------------------------------------------------------------------

 10 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND LINE GRAPH)

                                                   RIVERSOURCE U.S.
                                                  GOVERNMENT MORTGAGE           LEHMAN BROTHERS
                                                FUND CLASS A (INCLUDES     MORTGAGE-BACKED SECURITIES     LIPPER U.S. MORTGAGE
                                                SALES CHARGE) ($11,815)        INDEX(1) ($12,615)       FUNDS INDEX(2) ($12,213)
                                                -----------------------    --------------------------   ------------------------
3/1/02                                                    9525                       10000                        10000
5/02                                                      9692                       10169                        10128
5/03                                                     10363                       10822                        10744
5/04                                                     10495                       10984                        10887
5/05                                                     11102                       11719                        11463
5/06                                                     11115                       11785                        11489
5/07                                                     11815                       12615                        12213

(1) The Lehman Brothers Mortgage-Backed Securities Index, an unmanaged index, includes 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association
     (FNMA). The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper U.S. Mortgage Funds Index includes the 10 largest U.S. mortgage funds tracked by Lipper Inc. The index's returns include net reinvested dividends.
(3) Fund data is from Feb. 14, 2002. Lehman Brothers Mortgage-Backed Securities Index and Lipper peer group data is from March 1, 2002.

--------------------------------------------------------------------------------

             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT  11

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended May 31, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

 12 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT

                              BEGINNING         ENDING         EXPENSES
                            ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                            DEC. 1, 2006     MAY 31, 2007    THE PERIOD(A)   EXPENSE RATIO
 Class A
   Actual(b)                   $1,000         $1,011.60          $4.46            .89%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,020.49          $4.48            .89%
 Class B
   Actual(b)                   $1,000         $1,007.80          $8.21(c)        1.64%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,016.75          $8.25(c)        1.64%
 Class C
   Actual(b)                   $1,000         $1,007.80          $8.21(c)        1.64%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,016.75          $8.25(c)        1.64%
 Class I
   Actual(b)                   $1,000         $1,015.40          $2.71(c)         .54%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,022.24          $2.72(c)         .54%
 Class R4
   Actual(b)                   $1,000         $1,014.60          $3.57(c)         .71%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,021.39          $3.58(c)         .71%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended May 31, 2007: +1.16% for Class A, +0.78% for Class B, +0.78% for Class C, +1.54% for Class I and +1.46% for Class R4.
(c) In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from an account-based fee to an asset-based fee, and adopting a plan administration services agreement. These changes were effective Dec. 11, 2006. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until May 31, 2008, unless sooner terminated at the discretion of the Fund's Board, such that net expenses, (excluding fees and expenses of acquired funds), will not exceed: 1.65% for Class B, 1.65% for Class C, 0.48% for Class I and 0.75% for Class R4. Any amounts waived will not be reimbursed by the Fund. This change was effective June 1, 2007. If these changes had been in place for the entire six month period ended May 31, 2007, the actual expenses paid would have been $8.26 for Class B, $8.26 for Class C, $2.41 for Class I and $3.77 for Class R4; the hypothetical expenses paid would have been $8.30 for Class B, $8.30 for Class C, $2.42 for Class I and $3.78 for Class R4.

--------------------------------------------------------------------------------

             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT  13

INVESTMENTS IN SECURITIES

MAY 31, 2007
(Percentages represent value of investments compared to net assets)

BONDS (106.7%)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
ASSET-BACKED (1.7%)(i)
Countrywide Asset-Backed Certificates
 Series 2007-7 Cl 2A2
  10-25-37                           5.48%       $1,200,000              $1,198,988
Fannie Mae Grantor Trust
 Series 2005-T4 Cl A1C
  09-25-35                           5.47         2,850,191               2,870,077
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M4
  06-25-37                           6.31           195,000(b)              193,050
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M5
  06-25-37                           6.66           130,000(b)              128,700
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M6
  06-25-37                           7.01           190,000(b)              188,100
Residential Asset Securities
 Series 2006-KS1 Cl A2
  02-25-36                           5.46           830,000                 830,000
Residential Asset Securities
 Series 2007-KS3 Cl AI2
  04-25-37                           5.50         1,700,000               1,702,788
                                                                    ---------------
Total                                                                     7,111,703
-----------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (1.2%)(f)
Citigroup/Deutsche Bank Commercial Mtge
 Trust
 Series 2007-CD4 Cl A2B
  12-11-49                           5.21         3,000,000               2,959,800
Commercial Mtge Pass-Through Ctfs
 Series 2007-FL14 Cl MKL1
  06-15-22                           6.12         2,000,000(d,i)          2,000,000
                                                                    ---------------
Total                                                                     4,959,800
-----------------------------------------------------------------------------------

MORTGAGE-BACKED (103.7%)(f)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A1
  03-25-36                           5.69           692,147(c)              692,614

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
American Home Mtge Assets
 Collateralized Mtge Obligation
 Series 2007-2 Cl A2A
  03-25-47                           5.49%       $1,347,153(c)           $1,345,692
American Home Mtge Investment Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl GA1C
  05-25-47                           5.51         1,941,823(c)            1,932,849
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 1A1
  01-25-34                           6.00           588,645                 582,081
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 4A1
  01-25-19                           4.75           307,393                 294,761
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
  01-25-37                           6.00         2,850,398               2,823,708
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-2 Cl N1
  11-25-46                           7.25           170,790(d)              169,296
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-A Cl 3A2
  02-20-36                           5.90           769,554(c)              768,292
ChaseFlex Trust
 Collateralized Mtge Obligation
 Series 2005-2 Cl 2A2
  06-25-35                           6.50           614,268                 621,467
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
  05-25-37                           7.73         2,201,977(g)              382,505

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 14 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2005-54CB Cl 2A3
  11-25-35                           5.50%         $526,857                $523,652
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
  04-25-35                           7.50           434,864                 449,185
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
  03-25-36                           6.00         1,600,476               1,596,481
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-HYB1 Cl 6A1
  03-25-35                           5.16         1,164,538(c)            1,144,821
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
  06-25-35                           7.00           536,705(d)              556,298
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
  03-20-36                           5.37           491,694(c)              489,638
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR5 Cl X1
  08-19-45                           6.38         4,197,605(g)               43,944
Federal Home Loan Mtge Corp
  06-01-37                           6.00         4,400,000(b)            4,397,250
  06-01-37                           6.50        20,000,000(b)           20,318,759
Federal Home Loan Mtge Corp #1B7116
  08-01-36                           5.88         4,412,742(c)            4,414,383
Federal Home Loan Mtge Corp #1G2496
  09-01-36                           6.20         1,600,395(c)            1,614,911
Federal Home Loan Mtge Corp #1J0283
  02-01-37                           5.84         3,848,088(c)            3,860,548
Federal Home Loan Mtge Corp #1J1445
  01-01-37                           5.92         2,481,109(c)            2,485,925
Federal Home Loan Mtge Corp #1J1484
  02-01-37                           5.59         2,999,613(c)            3,001,391
Federal Home Loan Mtge Corp #1J1536
  03-01-37                           5.53         2,999,031(c)            2,995,160

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #1J1621
  05-01-37                           5.89%       $3,100,000(b,c)         $3,116,723
Federal Home Loan Mtge Corp #555140
  03-01-10                           8.00            70,790                  71,982
Federal Home Loan Mtge Corp #555300
  10-01-17                           8.00           281,276                 290,105
Federal Home Loan Mtge Corp #A10892
  07-01-33                           6.00           583,746                 587,837
Federal Home Loan Mtge Corp #A15111
  10-01-33                           6.00           927,084                 931,333
Federal Home Loan Mtge Corp #A21059
  04-01-34                           6.50           565,646                 577,707
Federal Home Loan Mtge Corp #A25174
  08-01-34                           6.50           570,786                 582,956
Federal Home Loan Mtge Corp #C02699
  01-01-37                           6.50         3,089,025               3,138,504
Federal Home Loan Mtge Corp #C02853
  05-01-37                           6.50         8,824,872(b)            8,966,659
Federal Home Loan Mtge Corp #C53098
  06-01-31                           8.00           325,547                 343,885
Federal Home Loan Mtge Corp #C53878
  12-01-30                           5.50         1,033,169               1,013,848
Federal Home Loan Mtge Corp #C68876
  07-01-32                           7.00           132,988                 137,715
Federal Home Loan Mtge Corp #C69665
  08-01-32                           6.50         2,600,144               2,666,336
Federal Home Loan Mtge Corp #C79930
  06-01-33                           5.50         1,574,497               1,541,720
Federal Home Loan Mtge Corp #D95232
  03-01-22                           6.50           407,758                 419,803
Federal Home Loan Mtge Corp #D95371
  04-01-22                           6.50           316,345                 326,243
Federal Home Loan Mtge Corp #E00285
  01-01-09                           7.00            58,776                  59,466
Federal Home Loan Mtge Corp #E81240
  06-01-15                           7.50           868,180                 897,518
Federal Home Loan Mtge Corp #E88036
  02-01-17                           6.50         1,306,250               1,340,204
Federal Home Loan Mtge Corp #E88468
  12-01-16                           6.50           307,408                 316,284
Federal Home Loan Mtge Corp #E89232
  04-01-17                           7.00           606,272                 627,667
Federal Home Loan Mtge Corp #E92454
  11-01-17                           5.00         1,767,374               1,728,687

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT  15

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #E93685
  01-01-18                           5.50%       $1,296,866              $1,291,051
Federal Home Loan Mtge Corp #E99684
  10-01-18                           5.00           411,903                 402,769
Federal Home Loan Mtge Corp #G01169
  01-01-30                           5.50         1,663,493               1,633,434
Federal Home Loan Mtge Corp #G01535
  04-01-33                           6.00         2,151,507               2,180,155
Federal Home Loan Mtge Corp #G02776
  03-01-37                           6.00         4,990,324               4,988,496
Federal Home Loan Mtge Corp #G12101
  11-01-18                           5.00           854,904                 835,677
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 237 Cl IO
  05-15-36                           8.58         1,869,951(g)              485,004
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2590 Cl BI
  02-15-14                          20.00           458,890(g)               14,700
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2639 Cl UI
  03-15-22                          10.11         1,283,302(g)              190,665
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2718 Cl IA
  10-15-22                          20.00           537,179(g)               14,927
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2795 Cl IY
  07-15-17                          13.68           535,028(g)               52,195
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2824 Cl EI
  09-15-20                          16.07         3,190,076(g)              305,951

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2471 Cl SI
  03-15-32                          11.83%         $308,956(e,g)            $27,097
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2882 Cl XS
  11-15-19                           8.00         1,142,362(e,g)             79,869
Federal Natl Mtge Assn
  06-01-22                           5.00         2,000,000(b)            1,949,376
  06-01-22                           5.50         7,900,000(b)            7,838,284
  06-01-22                           6.00         3,000,000(b)            3,030,000
  06-01-37                           5.00         5,000,000(b)            4,757,810
  06-01-37                           5.50         8,000,000(b)            7,809,999
  06-01-37                           6.00        17,000,000(b)           16,978,749
Federal Natl Mtge Assn #13481
  05-01-08                           7.75            24,805                  25,058
Federal Natl Mtge Assn #190353
  08-01-34                           5.00         1,708,172               1,629,538
Federal Natl Mtge Assn #252409
  03-01-29                           6.50         1,553,389               1,595,580
Federal Natl Mtge Assn #254759
  06-01-18                           4.50         2,263,622               2,172,151
Federal Natl Mtge Assn #254793
  07-01-33                           5.00         2,416,327               2,306,301
Federal Natl Mtge Assn #254916
  09-01-23                           5.50         1,995,297               1,964,221
Federal Natl Mtge Assn #256135
  02-01-36                           5.50         7,873,152               7,647,816
Federal Natl Mtge Assn #313470
  08-01-10                           7.50           221,016                 224,955
Federal Natl Mtge Assn #323362
  11-01-28                           6.00         2,986,734               3,006,885
Federal Natl Mtge Assn #323715
  05-01-29                           6.00           553,408                 557,142
Federal Natl Mtge Assn #344909
  04-01-25                           8.00           791,331                 837,997
Federal Natl Mtge Assn #357514
  03-01-34                           5.50         2,502,790               2,450,581
Federal Natl Mtge Assn #426860
  10-01-09                           8.50             7,001                   7,079
Federal Natl Mtge Assn #483691
  12-01-28                           7.00         1,147,241               1,206,126

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 16 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #487757
  09-01-28                           7.50%         $890,972                $933,836
Federal Natl Mtge Assn #514704
  01-01-29                           6.00           756,892                 761,999
Federal Natl Mtge Assn #545008
  06-01-31                           7.00         1,617,599               1,702,665
Federal Natl Mtge Assn #545339
  11-01-31                           6.50           266,456                 274,958
Federal Natl Mtge Assn #545818
  07-01-17                           6.00         3,010,767               3,053,253
Federal Natl Mtge Assn #545864
  08-01-17                           5.50         1,635,986               1,631,401
Federal Natl Mtge Assn #555063
  11-01-17                           5.50         1,190,564               1,186,409
Federal Natl Mtge Assn #555458
  05-01-33                           5.50         1,746,786               1,709,684
Federal Natl Mtge Assn #555528
  04-01-33                           6.00         2,320,529               2,332,037
Federal Natl Mtge Assn #555734
  07-01-23                           5.00           777,788                 752,459
Federal Natl Mtge Assn #555740
  08-01-18                           4.50         3,913,917               3,756,137
Federal Natl Mtge Assn #581418
  06-01-31                           7.00           974,431               1,017,402
Federal Natl Mtge Assn #583088
  06-01-29                           6.00         3,028,437               3,066,816
Federal Natl Mtge Assn #592270
  01-01-32                           6.50           801,776                 832,184
Federal Natl Mtge Assn #596505
  08-01-16                           6.50           197,160                 202,421
Federal Natl Mtge Assn #601416
  11-01-31                           6.50           375,857                 388,932
Federal Natl Mtge Assn #624979
  01-01-32                           6.00           837,563                 843,776
Federal Natl Mtge Assn #626670
  03-01-32                           7.00           727,320                 764,910
Federal Natl Mtge Assn #627426
  03-01-17                           6.50           537,022                 549,838
Federal Natl Mtge Assn #630992
  09-01-31                           7.00         2,082,766               2,191,336
Federal Natl Mtge Assn #630993
  09-01-31                           7.50         2,028,163               2,126,007
Federal Natl Mtge Assn #631388
  05-01-32                           6.50         1,891,444               1,939,986

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #632412
  12-01-17                           5.50%       $1,276,990              $1,271,595
Federal Natl Mtge Assn #632856
  03-01-17                           6.00           578,781                 586,953
Federal Natl Mtge Assn #633674
  06-01-32                           6.50           986,811               1,020,188
Federal Natl Mtge Assn #635231
  04-01-32                           7.00           162,684                 169,878
Federal Natl Mtge Assn #635908
  04-01-32                           6.50         1,317,111               1,351,049
Federal Natl Mtge Assn #636812
  04-01-32                           7.00           135,869                 141,940
Federal Natl Mtge Assn #640200
  10-01-31                           9.50           103,564(h)              114,581
Federal Natl Mtge Assn #640207
  03-01-17                           7.00            41,446                  42,319
Federal Natl Mtge Assn #640208
  04-01-17                           7.50            52,527                  53,782
Federal Natl Mtge Assn #644805
  05-01-32                           7.00         1,173,767               1,234,907
Federal Natl Mtge Assn #645053
  05-01-32                           7.00           690,793                 719,449
Federal Natl Mtge Assn #646189
  05-01-32                           6.50           430,220                 440,989
Federal Natl Mtge Assn #654071
  09-01-22                           6.50           667,627                 687,064
Federal Natl Mtge Assn #654685
  11-01-22                           6.00           587,634                 592,951
Federal Natl Mtge Assn #655635
  08-01-32                           6.50           884,291(h)              917,616
Federal Natl Mtge Assn #656514
  09-01-17                           6.50         1,223,380               1,256,356
Federal Natl Mtge Assn #660186
  11-01-32                           6.00         2,470,748               2,497,971
Federal Natl Mtge Assn #663651
  10-01-17                           5.50           523,057                 521,225
Federal Natl Mtge Assn #663667
  11-01-17                           5.50           445,067                 443,481
Federal Natl Mtge Assn #665752
  09-01-32                           6.50         1,388,996               1,423,766
Federal Natl Mtge Assn #667302
  01-01-33                           7.00           628,531                 657,948
Federal Natl Mtge Assn #667604
  10-01-32                           5.50           561,253                 549,582

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT  17

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #670382
  09-01-32                           6.00%       $1,288,553              $1,294,943
Federal Natl Mtge Assn #676683
  12-01-32                           6.00         1,343,227               1,349,889
Federal Natl Mtge Assn #677089
  01-01-33                           5.50           665,024                 651,194
Federal Natl Mtge Assn #677294
  01-01-33                           6.00         1,601,061               1,609,001
Federal Natl Mtge Assn #681080
  02-01-18                           5.00           996,055                 973,615
Federal Natl Mtge Assn #682229
  03-01-33                           5.50         2,380,544               2,331,039
Federal Natl Mtge Assn #684585
  02-01-33                           5.50         1,689,492               1,655,072
Federal Natl Mtge Assn #684843
  02-01-18                           5.50         1,877,162               1,870,781
Federal Natl Mtge Assn #684853
  03-01-33                           6.50           268,340                 275,343
Federal Natl Mtge Assn #688002
  03-01-33                           5.50         1,590,782               1,559,499
Federal Natl Mtge Assn #689026
  05-01-33                           5.50           407,372                 399,026
Federal Natl Mtge Assn #689093
  07-01-28                           5.50         1,037,039               1,018,318
Federal Natl Mtge Assn #694628
  04-01-33                           5.50         2,209,776               2,168,795
Federal Natl Mtge Assn #694795
  04-01-33                           5.50         2,758,197               2,706,941
Federal Natl Mtge Assn #695460
  04-01-18                           5.50         2,341,160               2,332,099
Federal Natl Mtge Assn #697145
  03-01-23                           5.50         1,224,665               1,204,914
Federal Natl Mtge Assn #699424
  04-01-33                           5.50         1,770,947               1,738,065
Federal Natl Mtge Assn #701101
  04-01-33                           6.00         2,198,659               2,207,313
Federal Natl Mtge Assn #704610
  06-01-33                           5.50         2,305,964               2,257,861
Federal Natl Mtge Assn #705655
  05-01-33                           5.00           783,742                 748,055
Federal Natl Mtge Assn #708503
  05-01-33                           6.00           281,592                 283,152
Federal Natl Mtge Assn #708504
  05-01-33                           6.00           678,960                 683,833

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #710780
  05-01-33                           6.00%         $295,071                $296,233
Federal Natl Mtge Assn #711206
  05-01-33                           5.50         1,378,650               1,349,891
Federal Natl Mtge Assn #711239
  07-01-33                           5.50           607,732                 595,055
Federal Natl Mtge Assn #711501
  05-01-33                           5.50           901,340                 883,686
Federal Natl Mtge Assn #720378
  06-01-18                           4.50         1,735,982               1,665,833
Federal Natl Mtge Assn #723771
  08-01-28                           5.50         1,073,173               1,053,799
Federal Natl Mtge Assn #725017
  12-01-33                           5.50         3,157,181               3,091,322
Federal Natl Mtge Assn #725232
  03-01-34                           5.00         1,821,621               1,738,675
Federal Natl Mtge Assn #725424
  04-01-34                           5.50        10,381,080              10,164,527
Federal Natl Mtge Assn #725425
  04-01-34                           5.50         2,976,289               2,914,284
Federal Natl Mtge Assn #725684
  05-01-18                           6.00           882,662                 893,420
Federal Natl Mtge Assn #725719
  07-01-33                           4.84           572,810(c)              561,548
Federal Natl Mtge Assn #725773
  09-01-34                           5.50         7,221,705               7,066,984
Federal Natl Mtge Assn #726940
  08-01-23                           5.50         1,382,829               1,361,607
Federal Natl Mtge Assn #730153
  08-01-33                           5.50           811,893                 794,957
Federal Natl Mtge Assn #733367
  08-01-23                           5.50         1,172,910               1,154,794
Federal Natl Mtge Assn #735057
  01-01-19                           4.50         6,268,457               6,015,157
Federal Natl Mtge Assn #735212
  12-01-34                           5.00         9,577,161               9,136,283
Federal Natl Mtge Assn #735949
  10-01-35                           4.98         1,299,230(c)            1,294,417
Federal Natl Mtge Assn #743524
  11-01-33                           5.00         2,046,331               1,953,153
Federal Natl Mtge Assn #743579
  11-01-33                           5.50         1,714,245               1,678,485
Federal Natl Mtge Assn #747339
  10-01-23                           5.50         1,380,602               1,358,800

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 18 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #747536
  11-01-33                           5.00%       $2,787,318              $2,660,400
Federal Natl Mtge Assn #750932
  10-01-18                           4.50           900,412                 864,027
Federal Natl Mtge Assn #753507
  12-01-18                           5.00         1,174,300               1,148,062
Federal Natl Mtge Assn #753940
  12-01-18                           5.00         1,045,050               1,021,507
Federal Natl Mtge Assn #759342
  01-01-34                           6.50           471,087                 486,254
Federal Natl Mtge Assn #761141
  12-01-18                           5.00         1,610,035               1,573,763
Federal Natl Mtge Assn #765760
  02-01-19                           5.00         1,061,042               1,037,138
Federal Natl Mtge Assn #766641
  03-01-34                           5.00         3,227,325               3,078,758
Federal Natl Mtge Assn #770403
  04-01-34                           5.00         1,642,940               1,567,308
Federal Natl Mtge Assn #776962
  04-01-29                           5.00         1,430,656               1,365,899
Federal Natl Mtge Assn #779676
  06-01-34                           5.00         2,893,625               2,760,420
Federal Natl Mtge Assn #785506
  06-01-34                           5.00         6,076,086               5,796,378
Federal Natl Mtge Assn #793622
  09-01-34                           5.50         6,830,912               6,684,564
Federal Natl Mtge Assn #797232
  09-01-34                           5.50         8,252,757               8,075,946
Federal Natl Mtge Assn #844257
  11-01-35                           5.07         1,119,370(c)            1,119,788
Federal Natl Mtge Assn #845070
  12-01-35                           5.09           553,571(c)              550,043
Federal Natl Mtge Assn #850855
  12-01-35                           5.01         1,298,175(c)            1,289,053
Federal Natl Mtge Assn #878661
  02-01-36                           5.50         2,170,300               2,108,837
Federal Natl Mtge Assn #881629
  02-01-36                           5.50         1,426,007               1,385,623
Federal Natl Mtge Assn #886020
  07-01-36                           6.50         1,230,772               1,265,207
Federal Natl Mtge Assn #886291
  07-01-36                           7.00           902,450                 938,837
Federal Natl Mtge Assn #893101
  10-01-36                           6.50         3,202,115               3,252,599

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #894800
  12-01-36                           6.50%       $4,611,704              $4,684,412
Federal Natl Mtge Assn #900197
  10-01-36                           5.94         1,747,369(c)            1,767,044
Federal Natl Mtge Assn #901922
  10-01-36                           5.79         1,682,818(c)            1,692,697
Federal Natl Mtge Assn #902818
  11-01-36                           5.94         3,633,212(c)            3,670,307
Federal Natl Mtge Assn #909471
  02-01-37                           5.55         2,439,856(c)            2,436,860
Federal Natl Mtge Assn #916696
  04-01-37                           6.00         4,999,512               4,967,865
Federal Natl Mtge Assn #919341
  05-01-37                           6.50         5,000,000(b)            5,078,772
Federal Natl Mtge Assn #928046
  01-01-37                           6.00         4,065,850               4,062,841
Federal Natl Mtge Assn #928146
  03-01-37                           6.00         5,489,015               5,483,576
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-119 Cl GI
  12-25-33                           8.21           528,952(g)              129,019
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-24 Cl PI
  12-25-12                          20.00           215,505(g)                2,159
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
  12-25-31                          12.80           512,939(g)               87,620
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
  12-25-22                          12.17           233,590(g)               32,240
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-70 Cl YJ
  08-25-35                          20.00         3,174,514(g)              362,362

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT  19

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 367 Cl 2
  01-01-36                           8.78%       $1,633,908(g)             $423,216
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
  12-25-26                           8.00           334,689                 350,759
Govt Natl Mtge Assn #3931
  12-20-36                           6.00         4,884,999               4,904,721
Govt Natl Mtge Assn #518371
  02-15-30                           7.00           121,491                 127,052
Govt Natl Mtge Assn #528344
  03-15-30                           7.00           375,209                 392,382
Govt Natl Mtge Assn #556293
  12-15-31                           6.50           448,563                 461,236
Govt Natl Mtge Assn #583182
  02-15-32                           6.50           571,291                 587,225
Govt Natl Mtge Assn #595256
  12-15-32                           6.00           374,757                 377,679
Govt Natl Mtge Assn #619613
  09-15-33                           5.00         1,523,785               1,464,763
Harborview Nim
 Collateralized Mtge Obligation
 Series 2006-10 Cl N1
  11-19-36                           6.41           257,073(d)              256,832
Harborview Nim
 Collateralized Mtge Obligation
 Series 2006-7A Cl N1
  09-19-36                           6.41           184,176(d)              183,688
Harborview Nim
 Collateralized Mtge Obligation
 Series 2006-8A Cl N1
  07-21-36                           6.41            73,238(d)               72,597
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
  04-25-35                           4.50         8,990,385(g)               68,833
IndyMac Index Nim
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl N1
  06-25-46                           6.65           106,016(d)              105,618

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-GPM6 Cl A1
  10-28-46                           6.25%         $353,270(d)             $351,945
Lehman XS Net Interest Margin Nts
 Series 2006-AR8 Cl A1
  10-28-46                           6.25           227,266(d)              226,626
Lehman XS Trust
 Collateralized Mtge Obligation
 Series 2007-5H Cl 1A1
  05-25-37                           6.50         5,913,873               5,989,645
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-2 Cl 4A1
  02-25-19                           5.00           471,763                 456,653
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
  08-25-19                           5.00           396,989                 382,709
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
  09-25-19                           5.00           555,006                 534,026
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2005-3 Cl 1A2
  04-25-35                           5.50         1,537,000               1,444,841
Structured Adjustable Rate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-15 Cl 4A1
  07-25-35                           5.51         1,144,856(c)            1,126,253
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
  10-25-33                           5.50         1,383,140               1,339,310
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2004-CB2 Cl 6A
  07-25-19                           4.50           666,016                 630,851
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2005-AR14 Cl 2A1
  12-25-35                           5.30           424,506(c)              418,476

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 20 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Washington Mutual Mtge Pass-Through Ctfs
Collateralized Mtge Obligation
Series 2006-AR10 Cl 1A1
  09-25-36                           5.95%       $2,151,268(c)           $2,156,642
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
  10-25-35                           5.00         2,239,881               2,128,424
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
  05-25-35                           5.50           809,080                 785,313
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR12 Cl 1A1
  09-25-36                           6.03         2,047,673(c)            2,053,248
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR12 Cl 2A1
  09-25-36                           6.10         2,236,740(c)            2,245,083
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
  03-25-36                           5.11           953,085(c)              937,685
                                                                    ---------------
Total                                                                   422,214,641
-----------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $439,797,072)                                                   $434,286,144
-----------------------------------------------------------------------------------

MONEY MARKET FUND (1.9%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                  7,543,343(j)           $7,543,343
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $7,543,343)                                                       $7,543,343
-----------------------------------------------------------------------------------

SHORT-TERM SECURITIES (12.0%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank Disc Nts
  06-01-07                           5.10%       $8,700,000              $8,698,767
  02-21-08                           5.36        10,000,000               9,994,660
  03-07-08                           5.12        15,000,000              14,984,820
Federal Natl Mtge Assn Disc Nts
  06-07-07                           5.17        15,000,000              14,984,941
-----------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $48,686,392)                                                     $48,663,188
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $496,026,807)(k)                                                $490,492,675
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At May 31, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $85,398,333.

(c) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2007.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the value of these securities amounted to $3,922,900 or 1.0% of net assets.

(e) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on May 31, 2007. At May 31, 2007, the value of inverse floaters represented 0.03% of net assets.

--------------------------------------------------------------------------------

             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT  21

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at May 31, 2007.

(h) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

TYPE OF SECURITY                                                NOTIONAL AMOUNT
-------------------------------------------------------------------------------
PURCHASE CONTRACTS
U.S. Long Bond, Sept. 2007, 20-year                               $6,600,000
U.S. Treasury Note, Sept. 2007, 10-year                            2,500,000
SALE CONTRACTS
U.S. Treasury Note, June 2007, 2-year                              9,200,000
U.S. Treasury Note, June 2007, 5-year                              2,600,000
U.S. Treasury Note, Sept. 2007, 2-year                            10,600,000

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2007.

(j)  Affiliated Money Market Fund -- See Note 7 to the financial statements.

(k) At May 31, 2007, the cost of securities for federal income tax purposes was $496,153,675 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $   536,353
Unrealized depreciation                                             (6,197,353)
------------------------------------------------------------------------------
Net unrealized depreciation                                        $(5,661,000)
------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 22 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2007

ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers (identified cost $488,483,464)          $482,949,332
   Affiliated money market fund (identified cost $7,543,343)
      (Note 7)                                                     7,543,343
----------------------------------------------------------------------------
Total investments in securities (identified cost
   $496,026,807)                                                 490,492,675
Cash in bank on demand deposit                                         1,184
Capital shares receivable                                             89,824
Accrued interest receivable                                        2,289,596
Receivable for investment securities sold                         26,099,478
Unrealized appreciation on swap transactions, at value (Note
   6)                                                                 19,328
----------------------------------------------------------------------------
Total assets                                                     518,992,085
----------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                    289,521
Capital shares payable                                                30,604
Payable for investment securities purchased                       26,031,686
Payable for securities purchased on a forward-commitment
   basis (Note 1)                                                 85,398,333
Accrued investment management services fee                             5,344
Accrued distribution fee                                              38,801
Accrued transfer agency fee                                              774
Accrued administrative services fee                                      779
Accrued plan administration services fee                               9,240
Other accrued expenses                                                70,755
----------------------------------------------------------------------------
Total liabilities                                                111,875,837
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $407,116,248
============================================================================
REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                        $    814,517
Additional paid-in capital                                       412,951,718
Undistributed net investment income                                  239,916
Accumulated net realized gain (loss) (Note 9)                     (1,467,647)
Unrealized appreciation (depreciation) on investments             (5,422,256)
----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $407,116,248
============================================================================

Net assets applicable to outstanding
   shares:                                   Class A                          $110,626,774
                                             Class B                          $ 44,391,082
                                             Class C                          $  4,878,851
                                             Class I                          $207,377,398
                                             Class R4                         $ 39,842,143
Net asset value per share of outstanding
   capital stock:                            Class A shares     22,121,800    $       5.00
                                             Class B shares      8,873,574    $       5.00
                                             Class C shares        975,139    $       5.00
                                             Class I shares     41,508,753    $       5.00
                                             Class R4 shares     7,972,479    $       5.00
------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT  23

STATEMENT OF OPERATIONS
YEAR ENDED MAY 31, 2007

INVESTMENT INCOME
Income:
Interest                                                        $14,895,692
Income distributions from affiliated money market fund (Note
   7)                                                               158,040
---------------------------------------------------------------------------
Total income                                                     15,053,732
---------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                1,348,887
Distribution fee
   Class A                                                          299,282
   Class B                                                          529,573
   Class C                                                           56,655
Transfer agency fee
   Class A                                                          332,925
   Class B                                                          155,858
   Class C                                                           16,524
   Class R4                                                          65,259
Service fee -- Class R4                                              19,315
Administrative services fees and expenses                           196,713
Plan administration services fee -- Class R4                         45,602
Compensation of board members                                         5,161
Custodian fees                                                       74,050
Printing and postage                                                 89,045
Registration fees                                                    45,020
Professional fees                                                    25,581
Other                                                                15,146
---------------------------------------------------------------------------
Total expenses                                                    3,320,596
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates (Note 2)                                      (675,407)
---------------------------------------------------------------------------
                                                                  2,645,189
   Earnings and bank fee credits on cash balances (Note 2)          (17,069)
---------------------------------------------------------------------------
Total net expenses                                                2,628,120
---------------------------------------------------------------------------
Investment income (loss) -- net                                  12,425,612
---------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                                   327,958
   Futures contracts                                                363,294
   Payment from affiliate (Note 2)                                    6,038
---------------------------------------------------------------------------
Net realized gain (loss) on investments                             697,290
Net change in unrealized appreciation (depreciation) on
   investments                                                    1,881,245
---------------------------------------------------------------------------
Net gain (loss) on investments                                    2,578,535
---------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $15,004,147
===========================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 24 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED MAY 31,                                            2007            2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                           $ 12,425,612    $  9,995,067
Net realized gain (loss) on investments                        697,290      (1,546,011)
Net change in unrealized appreciation (depreciation) on
   investments                                               1,881,245      (8,342,100)
--------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                               15,004,147         106,956
--------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                               (5,407,728)     (5,735,409)
      Class B                                               (1,999,233)     (2,557,549)
      Class C                                                 (214,172)       (274,662)
      Class I                                               (3,051,378)        (22,389)
      Class R4                                              (1,761,395)     (1,002,420)
   Net realized gain
      Class A                                                       --        (240,137)
      Class B                                                       --        (129,909)
      Class C                                                       --         (13,809)
      Class I                                                       --             (16)
      Class R4                                                      --         (56,235)
--------------------------------------------------------------------------------------
Total distributions                                        (12,433,906)    (10,032,535)
--------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                  29,049,243      37,325,046
   Class B shares                                            9,006,830      13,027,075
   Class C shares                                              470,592         872,372
   Class I shares                                          201,892,945       6,177,343
   Class R4 shares                                           5,512,362      35,864,407
Reinvestment of distributions at net asset value
   Class A shares                                            4,873,804       5,347,437
   Class B shares                                            1,827,201       2,476,785
   Class C shares                                              194,782         264,470
   Class I shares                                            2,900,308          17,221
   Class R4 shares                                           1,758,106       1,032,159
Payments for redemptions
   Class A shares                                          (51,596,469)    (70,083,963)
   Class B shares (Note 2)                                 (31,868,944)    (45,885,010)
   Class C shares (Note 2)                                  (2,626,838)     (4,632,367)
   Class I shares                                           (2,611,222)           (621)
   Class R4 shares                                          (2,593,585)     (1,208,975)
--------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                            166,189,115     (19,406,621)
--------------------------------------------------------------------------------------
Total increase (decrease) in net assets                    168,759,356     (29,332,200)
Net assets at beginning of year                            238,356,892     267,689,092
--------------------------------------------------------------------------------------
Net assets at end of year                                 $407,116,248    $238,356,892
======================================================================================
Undistributed net investment income                       $    239,916    $    242,172
--------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Government Income Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Government Income Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in mortgage-backed securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares have no sales charge and are offered only to qualifying institutional investors.

Effective Dec. 11, 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.

At May 31, 2007, Ameriprise Financial, Inc. (Ameriprise Financial) and the affiliated funds-of-funds owned 100% of Class I shares.

At May 31, 2007, Ameriprise Financial and the affiliated funds-of-funds owned approximately 51% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------

 26 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. The procedures adopted by the Board of Directors of the funds generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At May 31, 2007, the Fund has entered into outstanding when-issued securities of $68,118,650 and other forward-commitments of $17,279,683.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment.

--------------------------------------------------------------------------------

             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT  27

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and sell put and call options and write put and call options. This may include purchasing mortgage-backed security (MBS) put spread options and writing covered MBS call spread options. MBS spread options are based upon the changes in the price spread between a specified mortgage-backed security and a like-duration Treasury security. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

SHORT SALES

The Fund may engage in short sales. In these transactions, the Fund sells a security that it does not own. The Fund is obligated to replace the security that was short by purchasing it at the market price at the time of replacement or entering into an offsetting transaction with the broker. The price at such time may be more or less than the price at which the Fund sold the security.

--------------------------------------------------------------------------------

 28 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT

FORWARD SALE COMMITMENTS

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of securities" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into. Forward sale commitments outstanding at period end are listed in the "Notes to investments in securities."

MBS TOTAL RETURN SWAP TRANSACTIONS

The Fund may enter into swap agreements to earn the total return on a specified security or index of fixed income securities. CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of collateralized mortgage-backed securities. Under the terms of the swaps, the Fund either receives or pays the total return on a reference security or index applied to a notional principal amount. In return, the Fund agrees to pay or receive from the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the financial statements. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. Payments received or made are recorded as realized gains (losses).

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk that the counterparty will default on its obligation to pay net amounts due to the Fund.

--------------------------------------------------------------------------------

             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT  29

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $6,038 and accumulated net realized loss has been decreased by $6,038.

--------------------------------------------------------------------------------

 30 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED MAY 31,                                     2007          2006
----------------------------------------------------------------------------
CLASS A
Distributions paid from:
      Ordinary income...........................    $5,407,728    $5,975,546
      Long-term capital gain....................            --            --
CLASS B
Distributions paid from:
      Ordinary income...........................     1,999,233     2,687,458
      Long-term capital gain....................            --            --
CLASS C
Distributions paid from:
      Ordinary income...........................       214,172       288,471
      Long-term capital gain....................            --            --
CLASS I
Distributions paid from:
      Ordinary income...........................     3,051,378        22,405
      Long-term capital gain....................            --            --
CLASS R4*
Distributions paid from:
      Ordinary income...........................     1,761,395     1,058,655
      Long-term capital gain....................            --            --

 *   Effective Dec. 11, 2006 Class Y was renamed R4.

At May 31, 2007, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income..............................    $   623,858
Accumulated long-term gain (loss)..........................    $(1,209,634)
Unrealized appreciation (depreciation).....................    $(5,774,690)

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

--------------------------------------------------------------------------------

             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT  31

In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, to the Fund. The adoption of FIN 48 is not anticipated to have a material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.48% to 0.29% annually as the Fund's assets increase.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% annually as the Fund's assets increase.

Other expenses in the amount of $6,867 are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

Compensation of Board members includes, for the former Board Chair, compensation as well as retirement benefits. Certain other aspects of the former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

--------------------------------------------------------------------------------

 32 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Professional fees include fees paid by the Fund for legal services and independent auditor services.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $20.50

-  Class B $21.50

-  Class C $21.00

Effective Dec. 11, 2006, as part of the Board's approval to rename Class Y as Class R4, the fee structure under the Transfer Agency Agreement was revised from an account-based fee for Class Y to an asset-based fee for Class R4. The Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares. Prior to Dec. 11, 2006, the Fund paid the Transfer Agent an annual account-based fee of $18.50 per shareholder account

Prior to Dec. 11, 2006, Class I paid a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations. Effective Dec. 11, 2006, this fee was eliminated.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. and RiverSource Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Effective Dec. 11, 2006, a new Plan Administration Services Agreement was adopted for the restructured Class R4. The fee is calculated at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares.

--------------------------------------------------------------------------------

             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT  33

Prior to Dec. 11, 2006, under a Shareholder Service Agreement, the Fund paid the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to Class Y shares. The fee was calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Effective Dec. 11, 2006, this agreement was terminated.

Sales charges received by the Distributor for distributing Fund shares were $176,539 for Class A, $74,724 for Class B and $1,139 for Class C for the year ended May 31, 2007.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the year ended May 31, 2007, the Investment Manager and its affiliates waived certain fees and expenses (excluding fees and expenses of acquired funds), such that net expenses were 0.89% for Class A, 1.64% for Class B, 1.64% for Class C, 0.54% for Class I and 0.71% for Class R4. Of these waived fees and expenses, the transfer agency fees waived for Class A, Class B, Class C and Class R4 were $213,212, $102,901, $10,858 and $66,331, respectively, and the management fees waived at the Fund level were $282,105. Under an agreement which was effective until May 31, 2007, net expenses would not exceed 0.89% for Class A, 1.64% for Class B, 1.64% for Class C, 0.54% for Class I and 0.71% for Class R4 of the Fund's average daily net assets. Effective June 1, 2007, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until May 31, 2008, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 0.89% for Class A, 1.65% for Class B, 1.65% for Class C, 0.48% for Class I and 0.75% for Class R4 of the Fund's average daily net assets.

During the year ended May 31, 2007, the Fund's custodian and transfer agency fees were reduced by $17,069 as a result of earnings and bank fee credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

In addition, the Fund received a one time payment of $6,038 by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. This amount was insignificant to the Fund's net asset value and total return.

--------------------------------------------------------------------------------

 34 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,109,230,195 and $930,764,290, respectively, for the year ended May 31, 2007. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                          YEAR ENDED MAY 31, 2007
                          CLASS A      CLASS B     CLASS C     CLASS I     CLASS R4*
------------------------------------------------------------------------------------
Sold                      5,818,196    1,802,802     94,036   40,197,102   1,103,924
Issued for reinvested
 distributions              974,704      365,504     38,962      578,113     351,589
Redeemed                (10,325,253)  (6,386,285)  (525,990)    (521,207)   (520,939)
------------------------------------------------------------------------------------
Net increase
 (decrease)              (3,532,353)  (4,217,979)  (392,992)  40,254,008     934,574
------------------------------------------------------------------------------------

                                           YEAR ENDED MAY 31, 2006
                           CLASS A      CLASS B     CLASS C     CLASS I    CLASS R4*
------------------------------------------------------------------------------------
Sold                       7,402,343    2,584,566    172,998   1,249,439   7,065,659
Issued for reinvested
 distributions             1,063,575      492,215     52,554       3,488     206,582
Redeemed                 (13,940,058)  (9,109,562)  (920,171)       (124)   (241,174)
------------------------------------------------------------------------------------
Net increase (decrease)   (5,474,140)  (6,032,781)  (694,619)  1,252,803   7,031,067
------------------------------------------------------------------------------------

 *   Effective Dec. 11, 2006, Class Y was renamed Class R4.

5. INTEREST RATE FUTURES CONTRACTS

At May 31, 2007, investments in securities included securities valued at $343,466 that were pledged as collateral to cover initial margin deposits on 91 open purchase contracts and 125 open sale contracts. The notional market value of the open purchase contracts at May 31, 2007 was $9,861,625 with a net unrealized loss of $9,843. The notional market value of the open sale contracts at May 31, 2007 was $22,874,860 with a net unrealized gain of $102,390. See "Summary of significant accounting policies" and "Notes to investments in securities."

--------------------------------------------------------------------------------

             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT  35

6. SWAP CONTRACTS

At May 31, 2007, the Fund had the following open CBMS total return swap contract:

                                                                      UNREALIZED
                                      TERMINATION      NOTIONAL      APPRECIATION
                                          DATE          AMOUNT      (DEPRECIATION)
----------------------------------------------------------------------------------
Receive spread on Lehman Brothers
Baa 8.5+ Commercial
Mortgage-Backed Securities Index
plus 1.00% times notional amount
plus spread return amount, if such
amount is positive, and pay the
absolute value of the spread
return amount, if such amount is
negative.
Counterparty: Citigroup               Jan. 1, 2008    $2,000,000       $19,328
----------------------------------------------------------------------------------

7. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

8. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 19, 2006. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Prior to this agreement, the Fund paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. The Fund had no borrowings under the facility outstanding during the year ended May 31, 2007.

9. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $1,209,634 at May 31, 2007, that if not offset by capital gains will expire as follows:

    2014       2015
  $545,026   $664,608

--------------------------------------------------------------------------------

 36 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

10. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs may file a notice of appeal with the Eighth Circuit Court of Appeals within 30 days from the date of judgment.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

--------------------------------------------------------------------------------

             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT  37

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

--------------------------------------------------------------------------------

 38 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT  39

11. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,             2007              2006           2005           2004           2003
Net asset value, beginning of period      $4.92          $5.12          $5.03          $5.19          $5.06
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .22            .21            .19            .16            .19
Net gains (losses) (both realized and
 unrealized)                                .09           (.20)           .10           (.09)           .16
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .31            .01            .29            .07            .35
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.23)          (.20)          (.20)          (.16)          (.20)
Tax return of capital                        --             --             --           (.01)            --
Distributions from realized gains            --           (.01)            --           (.06)          (.02)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.23)          (.21)          (.20)          (.23)          (.22)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $5.00          $4.92          $5.12          $5.03          $5.19
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $111           $126           $159           $177           $251
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c),(d)                     .89%           .89%           .95%           .98%           .99%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              4.45%          4.08%          3.67%          3.11%          3.31%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)         306%           178%           137%           163%           227%
-----------------------------------------------------------------------------------------------------------
Total return(e)                           6.30%           .12%          5.78%          1.27%          6.93%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 1.17%, 1.19%, 1.10%, 1.05% and 1.06% for the years ended May 31, 2007, 2006, 2005, 2004 and 2003, respectively.
(e)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

 40 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,             2007              2006           2005           2004           2003
Net asset value, beginning of period      $4.93          $5.12          $5.04          $5.20          $5.07
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .19            .17            .15            .12            .15
Net gains (losses) (both realized and
 unrealized)                                .07           (.19)           .09           (.09)           .16
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .26           (.02)           .24            .03            .31
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.19)          (.16)          (.16)          (.12)          (.16)
Tax return of capital                        --             --             --           (.01)            --
Distributions from realized gains            --           (.01)            --           (.06)          (.02)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.19)          (.17)          (.16)          (.19)          (.18)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $5.00          $4.93          $5.12          $5.04          $5.20
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $44            $64            $98           $129           $200
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c),(d)                    1.64%          1.64%          1.69%          1.74%          1.75%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              3.70%          3.31%          2.90%          2.35%          2.49%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)         306%           178%           137%           163%           227%
-----------------------------------------------------------------------------------------------------------
Total return(e)                           5.30%          (.42%)         4.78%           .52%          6.12%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.94%, 1.95%, 1.86%, 1.80% and 1.82% for the years ended May 31, 2007, 2006, 2005, 2004 and 2003, respectively.
(e)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT  41

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,             2007              2006           2005           2004           2003
Net asset value, beginning of period      $4.93          $5.12          $5.04          $5.20          $5.07
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .19            .17            .15            .12            .15
Net gains (losses) (both realized and
 unrealized)                                .07           (.19)           .09           (.09)           .16
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .26           (.02)           .24            .03            .31
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.19)          (.16)          (.16)          (.12)          (.16)
Tax return of capital                        --             --             --           (.01)            --
Distributions from realized gains            --           (.01)            --           (.06)          (.02)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.19)          (.17)          (.16)          (.19)          (.18)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $5.00          $4.93          $5.12          $5.04          $5.20
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $5             $7            $11            $15            $22
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c),(d)                    1.64%          1.64%          1.70%          1.74%          1.75%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              3.70%          3.31%          2.90%          2.36%          2.50%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)         306%           178%           137%           163%           227%
-----------------------------------------------------------------------------------------------------------
Total return(e)                           5.30%          (.43%)         4.79%           .52%          6.12%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.94%, 1.95%, 1.85%, 1.80% and 1.82% for the years ended May 31, 2007, 2006, 2005, 2004 and 2003, respectively.
(e)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

 42 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,             2007              2006           2005        2004(B)
Net asset value, beginning of period      $4.92          $5.11          $5.03          $5.15
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .24            .22            .20            .05
Net gains (losses) (both realized and
 unrealized)                                .08           (.19)           .09           (.11)
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .32            .03            .29           (.06)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.24)          (.21)          (.21)          (.06)
Distributions from realized gains            --           (.01)            --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.24)          (.22)          (.21)          (.06)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $5.00          $4.92          $5.11          $5.03
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $207             $6            $--            $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                         .54%(e)        .54%(e)        .62%(e)        .64%(f)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              4.90%          4.99%          3.99%          3.39%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)         306%           178%           137%           163%
-----------------------------------------------------------------------------------------------------------
Total return(g)                           6.68%           .59%          5.92%         (1.38%)(h)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to May 31, 2004.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class I would have been 0.63%, 0.73% and 0.66% for the years ended May 31, 2007, 2006 and 2005, respectively.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.

--------------------------------------------------------------------------------

             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT  43

CLASS R4*

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,             2007              2006           2005           2004           2003
Net asset value, beginning of period      $4.92          $5.11          $5.03          $5.19          $5.06
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .23            .21            .20            .17            .19
Net gains (losses) (both realized and
 unrealized)                                .08           (.19)           .08           (.09)           .16
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .31            .02            .28            .08            .35
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.23)          (.20)          (.20)          (.17)          (.20)
Tax return of capital                        --             --             --           (.01)            --
Distributions from realized gains            --           (.01)            --           (.06)          (.02)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.23)          (.21)          (.20)          (.24)          (.22)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $5.00          $4.92          $5.11          $5.03          $5.19
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $40            $35            $--            $--            $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c),(d)                     .71%           .71%           .77%           .81%           .80%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              4.63%          4.40%          3.99%          3.29%          3.68%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)         306%           178%           137%           163%           227%
-----------------------------------------------------------------------------------------------------------
Total return(e)                           6.51%           .49%          5.75%          1.45%          7.10%
-----------------------------------------------------------------------------------------------------------

 *   Effective Dec. 11, 2006, Class Y was renamed Class R4.
(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class R4 would have been 0.99%, 1.04%, 0.94%, 0.87% and 0.88% for the years ended May 31, 2007, 2006, 2005, 2004 and 2003, respectively.
(e)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

 44 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD AND SHAREHOLDERS

RIVERSOURCE GOVERNMENT INCOME SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of RiverSource U.S. Government Mortgage Fund (a series of RiverSource Government Income Series, Inc.) as of May 31, 2007, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended May 31, 2007, and the financial highlights for each of the years or periods in the five-year period ended May 31, 2007. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource U.S. Government Mortgage Fund as of May 31, 2007, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Minneapolis, Minnesota
July 20, 2007

--------------------------------------------------------------------------------

             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT  45

FEDERAL INCOME TAX INFORMATION

(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

Fiscal year ended May 31, 2007

CLASS A

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............           0.00%
      Dividends Received Deduction for corporations.........           0.00%

PAYABLE DATE                                                     PER SHARE
June 26, 2006...............................................        $0.01900
July 26, 2006...............................................        $0.02100
Aug. 28, 2006...............................................        $0.02100
Sept. 25, 2006..............................................        $0.02000
Oct. 26, 2006...............................................        $0.01900
Nov. 27, 2006...............................................        $0.01850
Dec. 18, 2006...............................................        $0.01850
Jan. 23, 2007...............................................        $0.01850
Feb. 23, 2007...............................................        $0.01700
March 26, 2007..............................................        $0.01800
April 25, 2007..............................................        $0.01720
May 25, 2007................................................        $0.01800
Total distributions.........................................        $0.22570

CLASS B

      Qualified Dividend Income for individuals.............           0.00%
      Dividends Received Deduction for corporations.........           0.00%

PAYABLE DATE                                                       PER SHARE
June 26, 2006...............................................        $0.01576
July 26, 2006...............................................        $0.01794
Aug. 28, 2006...............................................        $0.01763
Sept. 25, 2006..............................................        $0.01713
Oct. 26, 2006...............................................        $0.01582
Nov. 27, 2006...............................................        $0.01519
Dec. 18, 2006...............................................        $0.01631
Jan. 23, 2007...............................................        $0.01478
Feb. 23, 2007...............................................        $0.01381
March 26, 2007..............................................        $0.01479
April 25, 2007..............................................        $0.01410
May 25, 2007................................................        $0.01490
Total distributions.........................................        $0.18816

--------------------------------------------------------------------------------

 46 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT

CLASS C

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............           0.00%
      Dividends Received Deduction for corporations.........           0.00%

PAYABLE DATE                                                       PER SHARE
June 26, 2006...............................................        $0.01576
July 26, 2006...............................................        $0.01797
Aug. 28, 2006...............................................        $0.01764
Sept. 25, 2006..............................................        $0.01713
Oct. 26, 2006...............................................        $0.01582
Nov. 27, 2006...............................................        $0.01520
Dec. 18, 2006...............................................        $0.01632
Jan. 23, 2007...............................................        $0.01478
Feb. 23, 2007...............................................        $0.01381
March 26, 2007..............................................        $0.01479
April 25, 2007..............................................        $0.01410
May 25, 2007................................................        $0.01490
Total distributions.........................................        $0.18822

CLASS I

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............           0.00%
      Dividends Received Deduction for corporations.........           0.00%

PAYABLE DATE                                                       PER SHARE
June 26, 2006...............................................        $0.02049
July 26, 2006...............................................        $0.02239
Aug. 28, 2006...............................................        $0.02255
Sept. 25, 2006..............................................        $0.02132
Oct. 26, 2006...............................................        $0.02047
Nov. 27, 2006...............................................        $0.02012
Dec. 18, 2006...............................................        $0.01943
Jan. 23, 2007...............................................        $0.02021
Feb. 23, 2007...............................................        $0.01847
March 26, 2007..............................................        $0.01948
April 25, 2007..............................................        $0.01863
May 25, 2007................................................        $0.01943
Total distributions.........................................        $0.24299

--------------------------------------------------------------------------------

             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT  47

CLASS R4*

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............           0.00%
      Dividends Received Deduction for corporations.........           0.00%

PAYABLE DATE                                                       PER SHARE
June 26, 2006...............................................        $0.01977
July 26, 2006...............................................        $0.02171
Aug. 28, 2006...............................................        $0.02180
Sept. 25, 2006..............................................        $0.02068
Oct. 26, 2006...............................................        $0.01975
Nov. 27, 2006...............................................        $0.01929
Dec. 18, 2006...............................................        $0.01926
Jan. 23, 2007...............................................        $0.01950
Feb. 23, 2007...............................................        $0.01776
March 26, 2007..............................................        $0.01876
April 25, 2007..............................................        $0.01794
May 25, 2007................................................        $0.01873
Total distributions.........................................        $0.23495

* Effective Dec. 11, 2006, Class Y was renamed Class R4.

--------------------------------------------------------------------------------

 48 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of the Fund's Board members. Each member oversees 102 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

INDEPENDENT BOARD MEMBERS

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION                 OTHER
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS               DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
Kathleen Blatz           Board member       Chief Justice, Minnesota Supreme
901 S. Marquette Ave.    since 2006         Court, 1998-2005
Minneapolis, MN 55402
Age 53
-----------------------------------------------------------------------------------------------------
Arne H. Carlson          Board member       Chair, RiverSource Funds,
901 S. Marquette Ave.    since 1999         1999-2006; former Governor of
Minneapolis, MN 55402                       Minnesota
Age 72
-----------------------------------------------------------------------------------------------------
Pamela G. Carlton        Board member       President, Springboard-Partners in
901 S. Marquette Ave.    since 2007         Cross Cultural Leadership
Minneapolis, MN 55402                       (consulting company)
Age 52
-----------------------------------------------------------------------------------------------------
Patricia M. Flynn        Board member       Trustee Professor of Economics and
901 S. Marquette Ave.    since 2004         Management, Bentley College; former
Minneapolis, MN 55402                       Dean, McCallum Graduate School of
Age 56                                      Business, Bentley College
-----------------------------------------------------------------------------------------------------
Anne P. Jones            Board member       Attorney and Consultant
901 S. Marquette Ave.    since 1985
Minneapolis, MN 55402
Age 72
-----------------------------------------------------------------------------------------------------
Jeffrey Laikind, CFA     Board member       Former Managing Director, Shikiar    American Progressive
901 S. Marquette Ave.    since 2005         Asset Management                     Insurance
Minneapolis, MN 55402
Age 71
-----------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.    Board member       President Emeritus and Professor of  Valmont Industries,
901 S. Marquette Ave.    since 2002 and     Economics, Carleton College          Inc. (manufactures
Minneapolis, MN 55402    Chair of the                                            irrigation systems)
Age 68                   Board since 2007
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT  49

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION                 OTHER
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS               DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
Catherine James Paglia   Board member       Director, Enterprise Asset           Strategic
901 S. Marquette Ave.    since 2004         Management, Inc. (private real       Distribution, Inc.
Minneapolis, MN 55402                       estate and asset management          (transportation,
Age 54                                      company)                             distribution and
                                                                                 logistics
                                                                                 consultants)
-----------------------------------------------------------------------------------------------------
Alison Taunton-Rigby     Board member       Chief Executive Officer, RiboNovix,  Hybridon, Inc.
901 S. Marquette Ave.    since 2002         Inc. since 2003 (biotechnology);     (biotechnology);
Minneapolis, MN 55402                       former President, Forester Biotech   American Healthways,
Age 63                                                                           Inc. (health
                                                                                 management programs)
-----------------------------------------------------------------------------------------------------

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION                 OTHER
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS               DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
William F. Truscott      Board member       President -- U.S. Asset Management
53600 Ameriprise         since 2001,        and Chief Investment Officer,
Financial Center         Vice President     Ameriprise Financial, Inc. and
Minneapolis, MN 55474    since 2002         President, Chairman of the Board
Age 46                                      and Chief Investment Officer,
                                            RiverSource Investments, LLC since
                                            2005; President, Ameriprise
                                            Certificate Company since 2006;
                                            Senior Vice President -- Chief
                                            Investment Officer, Ameriprise
                                            Financial, Inc. and Chairman of the
                                            Board and Chief Investment Officer,
                                            RiverSource Investments, LLC,
                                            2001-2005
-----------------------------------------------------------------------------------------------------

* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; or visiting riversource.com/funds.

--------------------------------------------------------------------------------

 50 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------
Patrick T. Bannigan      President since    Senior Vice President -- Asset Management,
172 Ameriprise           2006               RiverSource Investments, LLC since 2006;
Financial Center                            Managing Director and Global Head of Product,
Minneapolis, MN 55474                       Morgan Stanley Investment Management,
Age 41                                      2004-2006; President, Touchstone Investments,
                                            2002-2004; Director of Strategic Planning,
                                            Evergreen Investments, 1995-2002
------------------------------------------------------------------------------------------
Michelle M. Keeley       Vice President     Executive Vice President -- Equity and Fixed
172 Ameriprise           since 2004         Income, Ameriprise Financial, Inc. and
Financial Center                            RiverSource Investments, LLC since 2006; Vice
Minneapolis, MN 55474                       President -- Investments, Ameriprise
Age 43                                      Certificate Company since 2003; Senior Vice
                                            President -- Fixed Income, Ameriprise
                                            Financial, Inc., 2002-2006 and RiverSource
                                            Investments, LLC, 2004-2006; Managing
                                            Director, Zurich Global Assets, 2001-2002
------------------------------------------------------------------------------------------
Amy K. Johnson           Vice President     Vice President -- Asset Management and Trust
5228 Ameriprise          since 2006         Company Services, RiverSource Investments, LLC
Financial Center                            since 2006; Vice President -- Operations and
Minneapolis, MN 55474                       Compliance, RiverSource Investments, LLC,
Age 41                                      2004-2006; Director of Product
                                            Development -- Mutual Funds, Ameriprise
                                            Financial, Inc., 2001-2004
------------------------------------------------------------------------------------------
Jeffrey P. Fox           Treasurer since    Vice President -- Investment Accounting,
105 Ameriprise           2002               Ameriprise Financial, Inc. since 2002; Vice
Financial Center                            President -- Finance, American Express
Minneapolis, MN 55474                       Company, 2000-2002
Age 52
------------------------------------------------------------------------------------------
Scott R. Plummer         Vice President,    Vice President and Chief Counsel -- Asset
5228 Ameriprise          General Counsel    Management, Ameriprise Financial, Inc. since
Financial Center         and Secretary      2005; Vice President, General Counsel and
Minneapolis, MN 55474    since 2006         Secretary, Ameriprise Certificate Company
Age 47                                      since 2005; Vice President -- Asset Management
                                            Compliance, Ameriprise Financial, Inc.,
                                            2004-2005; Senior Vice President and Chief
                                            Compliance Officer, U.S. Bancorp Asset
                                            Management, 2002-2004; Second Vice President
                                            and Assistant General Counsel, Hartford Life,
                                            2001-2002
------------------------------------------------------------------------------------------
Jennifer D. Lammers      Chief Compliance   U.S. Asset Management Chief Compliance
172 Ameriprise           Officer since      Officer, RiverSource Investments, LLC since
Financial Center         2006               2006; Director -- Mutual Funds, Voyageur Asset
Minneapolis, MN 55474                       Management, 2003-2006; Director of Finance,
Age 46                                      Voyageur Asset Management, 2000-2003
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT  51

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------
Neysa M. Alecu           Money Laundering   Compliance Director and Anti-Money Laundering
2934 Ameriprise          Prevention         Officer, Ameriprise Financial, Inc. since
Financial Center         Officer since      2004; Manager Anti-Money Laundering,
Minneapolis, MN 55474    2004               Ameriprise Financial, Inc., 2003-2004;
Age 43                                      Compliance Director and Bank Secrecy Act
                                            Officer, American Express Centurion Bank,
                                            2000-2003
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 52 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

RiverSource Investments, LLC ("RiverSource"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement") RiverSource provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds"). The Fund's Board of Directors (the "Board") and the Board's Investment Review and Contracts Committees monitor these services throughout the year.

On an annual basis, the Board, including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource prepares detailed reports for the Board and its Contracts Committee in March and April, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource addressing the services RiverSource provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts and Investment Review Committees in determining whether to continue the IMS Agreement. At the April 11-12, 2007 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource, including, in particular, the growing strength and capabilities of many RiverSource offices and the increased investment and resources dedicated to the Fund's operations, particularly in the areas of trading systems, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource, the Board considered the quality of the administrative, custody and transfer agency services provided by RiverSource affiliates to the Fund. The Board also reviewed the financial condition of RiverSource and the entity's ability to carry out its responsibilities under the IMS Agreement. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

--------------------------------------------------------------------------------

             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT  53

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board determined that RiverSource was in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods (including since inception), recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2006 to December 2005. The Board observed that the Fund's investment performance was appropriate in light of the particular management style and market conditions involved.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource and its Affiliates from their Relationships with the Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource's profitability. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer group's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

--------------------------------------------------------------------------------

 54 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT

The Board also considered the expected profitability of RiverSource and its affiliates in connection with RiverSource providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the last three years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2007, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement.

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2007 ANNUAL REPORT  55

                       THIS PAGE LEFT BLANK INTENTIONALLY

                       THIS PAGE LEFT BLANK INTENTIONALLY

                       THIS PAGE LEFT BLANK INTENTIONALLY

                       THIS PAGE LEFT BLANK INTENTIONALLY

     RIVERSOURCE(R) U.S. GOVERNMENT MORTGAGE FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                    This report must be accompanied or preceded by the Fund's
                                    current prospectus.
                                    RiverSource(R) mutual funds are distributed by RiverSource
                                    Distributors, Inc.
                                    and Ameriprise Financial Services, Inc., Members NASD, and
                                    managed by
       (RIVERSOURCE INVESTMENTS     RiverSource Investments, LLC. These companies are part of
       LOGO)                        Ameriprise Financial, Inc.                                                      S-6245 J (7/07)

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

        (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

        (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Jeffrey Laikind and Anne P. Jones, each qualify as audit committee financial experts.

Item 4. Principal Accountant Fees and Services

Fund - Related Fees*

(a) Audit Fees. The fees paid for the years ended May 31, to KPMG LLP for professional services rendered for the audits of the annual financial statements for RiverSource Government Income Series, Inc. were as follows:

                        2007 - $67,450;   2006 - $33,575

(b) Audit - Related Fees. The fees paid for the years ended May 31, to KPMG LLP for additional professional services rendered in connection with the registrant's security count pursuant to Rule 17f-2 for RiverSource Government Income Series, Inc. were as follows:

                           2007 - $281;   2006 - $332

(c) Tax Fees. The fees paid for the years ended May 31, to KPMG LLP for tax compliance related services for RiverSource Government Income Series, Inc. were as follows:

                        2007 - $11,400;   2006 - $6,088

(d) All Other Fees. The fees paid for the years ended May 31, to KPMG LLP for additional professional services rendered for RiverSource Government Income Series, Inc. were as follows:

                           2007 - $255;   2006 - $814

     (e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by KPMG LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2007 and 2006 were pre-approved by the audit committee.

(f)  Not applicable.

(g) Non-Audit Fees. The fees paid for the years ended May 31, by the registrant for non-audit services to KPMG LLP were as follows:

                        2007 - $68,305;   2006 - $60,402

     The fees paid for the years ended May 31, to KPMG LLP by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                        2007 - $56,650;   2006 - $53,500

(h) 100% of the services performed for item (g) above during 2007 and 2006 were pre-approved by the audit committee.

*    2006 represents bills paid 6/1/05 - 5/31/06

     2007 represents bills paid 6/1/06 - 5/31/07

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

         (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

         (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

         (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

         (a)(3) Not applicable.

         (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          RiverSource Government Income Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date August 3, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date August 3, 2007


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date August 3, 2007